Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	This XBRL is an Amendment No. 3 to Form S-1 to update the quarterly financial information from 03/31/2013 to 06/30/2013.
Document Period End Date	Jun 30, 2013
Trading Symbol	CGIX
Entity Registrant Name	CANCER GENETICS, INC
Entity Central Index Key	0001349929
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,940,808	$ 819,906	$ 2,417,256
Accounts receivable, net of allowance for doubtful accounts	1,263,241	850,545	688,980
Other current assets	708,914	489,278	269,269
Total current assets	3,912,963	2,159,729	3,375,505
FIXED ASSETS, net of accumulated depreciation	856,433	964,923	1,140,636
OTHER ASSETS
Security deposits	1,564	1,564	1,564
Restricted cash	300,000	250,000	200,000
Loan guarantee and financing fees, net of accumulated amortization	892,855	1,907,502	497,798
Patents	348,828	324,764	204,687
Deferred initial public offering costs	142,941	3,343,289	1,611,273
Total other assets	1,686,188	5,827,119	2,515,322
Total Assets	6,455,584	8,951,771	7,031,463
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,743,141	4,578,761	4,317,121
Obligations under capital leases, current portion	16,211	17,158	36,209
Deferred revenue	318,781	468,010
Notes Payable, Current Portion	1,564,014	3,836,567	100,000
Line of credit	7,996,500	2,871,200
Total current liabilities	12,638,647	11,771,696	4,453,330
Obligations under capital leases		7,490	24,559
Deferred rent payable	167,543	164,298	156,311
Notes Payable, Long-Term		2,440,683	1,912,365
Line of credit		6,000,000	8,437,255
Warrant liability	518,000	12,549,000	11,113,000
Total liabilities	13,324,190	32,933,167	26,096,820
STOCKHOLDERS' DEFICIT
Common stock, value	432	135	130
Additional paid-in capital	48,864,777	24,970,255	23,220,672
Treasury stock		(17,442)	(17,442)
Accumulated deficit	(55,733,815)	(48,934,585)	(42,268,958)
Total Stockholders' Deficit	(6,868,606)	(23,981,396)	(19,065,357)
Total Liabilities and Stockholders' Deficit	6,455,584	8,951,771	7,031,463
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value		59	59
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value		$ 182	$ 182

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts receivables	$ 36,000	$ 36,000	$ 24,050
Loan guarantee and financing fees, accumulated amortization	996,145	929,498	333,202
Preferred stock, shares authorized	9,764,000
Common stock, shares authorized	100,000,000	24,000,000	24,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	4,316,691	1,349,936	1,295,026
Common stock, shares outstanding	4,316,691	1,349,936	1,295,026
Series A Preferred Stock [Member]
Preferred stock, shares authorized	588,000	588,000	588,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference		4,971,866	4,971,866
Preferred stock, shares issued	587,691	587,691	587,691
Preferred stock, shares outstanding	587,691	587,691	587,691
Series B Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference		$ 9,108,000	$ 9,108,000
Preferred stock, shares issued	1,821,600	1,821,600	1,821,600
Preferred stock, shares outstanding	1,821,600	1,821,600	1,821,600

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,831,649	$ 1,148,475	$ 3,050,316	$ 1,983,227	$ 4,301,563	$ 3,019,407	$ 2,521,579
Cost of revenues	1,279,274	1,085,633	2,349,294	1,908,685	3,928,993	3,117,411	3,516,189
Gross profit	552,375	62,842	701,022	74,542	372,570	(98,004)	(994,610)
Operating expenses:
Research and development	455,570	526,730	950,597	1,050,241	2,111,947	2,073,661	1,166,553
General and administrative	1,384,123	1,393,495	2,961,374	2,329,652	4,502,424	4,439,170	3,445,998
Sales and marketing	446,468	376,281	831,955	715,849	1,398,786	1,574,088	715,966
Total operating expenses	2,286,161	2,296,506	4,743,926	4,095,742	8,013,157	8,086,919	5,328,517
Loss from operations	(1,733,786)	(2,233,664)	(4,042,904)	(4,021,200)	(7,640,587)	(8,184,923)	(6,323,127)
Other (expense) income:
Interest expense	(389,319)	(1,082,797)	(1,683,308)	(1,947,778)	(4,701,028)	(1,314,234)	(792,415)
Interest income	744		1,354			117	763
Debt conversion costs	(6,849,830)		(6,849,830)
Change in fair value of warrant liability	(170,000)	1,456,000	5,129,000	3,036,000	7,538,000	(10,388,000)	(2,026,000)
Loss on debt and warrant restructuring					(1,862,012)
Qualifying Therapeutic Discovery Project Grant							733,438
Total other (expense) income	(7,408,405)	373,203	(3,402,784)	1,088,222	974,960	(11,702,117)	(2,084,214)
Loss before income taxes	(9,142,191)	(1,860,461)	(7,445,688)	(2,932,978)	(6,665,627)	(19,887,040)	(8,407,341)
Income tax provision (benefit)			(663,900)		(663,900)
Net income (loss)	$ (9,142,191)	$ (1,860,461)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Basic net income (loss) per share	$ (2.29)	$ (1.38)	$ (2.54)	$ (2.19)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.29)	$ (2.32)	$ (4.46)	$ (4.2)	$ (10.55)	$ (15.61)	$ (6.71)
Basic Weighted Average Shares Outstanding	3,985,663	1,346,124	2,667,799	1,337,702	1,342,174	1,274,153	1,253,231
Diluted Weighted Average Shares Outstanding	3,985,663	1,429,735	2,667,799	1,421,313	1,346,161	1,274,153	1,253,231

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ (6,710,730)	$ 59		$ 123	$ 7,281,107	$ (17,442)	$ (13,974,577)
Balance (in shares) at Dec. 31, 2009		587,691		1,231,280
Shareholders Equity [Line Items]
Sale of series B Preferred Stock, net of stock issuance costs	7,903,163		182		7,902,981
Sale of series B Preferred Stock, net of stock issuance costs (in shares)			1,821,600
Stock based compensation-employees	344,275				344,275
Stock based compensation-non-employees	90,600			2,000	90,600
Exercise of options	43,600			4	43,596
Exercise of options (in shares)	45,400			38,200
Net loss	(8,407,341)						(8,407,341)
Balance at Dec. 31, 2010	(6,736,433)	59	182	127	15,662,559	(17,442)	(22,381,918)
Balance (in shares) at Dec. 31, 2010		587,691	1,821,600	1,271,480
Shareholders Equity [Line Items]
Stock based compensation-employees	306,307				306,307
Stock based compensation-non-employees	636,810				636,810
Exercise of warrants	49,999			1	49,998
Exercise of warrants (in shares)				3,546
Warrant liability reclassified to equity	6,415,000				6,415,000
Issuance of common stock	150,000			2	149,998
Issuance of common stock (in shares)				20,000
Net loss	(19,887,040)						(19,887,040)
Balance at Dec. 31, 2011	(19,065,357)	59	182	130	23,220,672	(17,442)	(42,268,958)
Balance (in shares) at Dec. 31, 2011		587,691	1,821,600	1,295,026
Shareholders Equity [Line Items]
Stock based compensation-employees	341,996				341,996
Stock based compensation-non-employees	573,365				573,365
Warrant extension	144,000				144,000
Exercise of warrants	690,227			5	690,222
Exercise of warrants (in shares)				54,910
Net loss	(6,665,627)						(6,665,627)
Balance at Dec. 31, 2012	(23,981,396)	59	182	135	24,970,255	(17,442)	(48,934,585)
Balance (in shares) at Dec. 31, 2012		587,691	1,821,600	1,349,936
Shareholders Equity [Line Items]
Stock based compensation-employees	215,219				215,219
Stock based compensation-non-employees	54,650				54,650
Conversion of preferred stock into common stock		(59)	(182)	129	112
Conversion of preferred stock into common stock (in shares)		(587,691)	(1,821,600)	1,287,325
Conversion of debt into common stock	12,596,066			96	12,595,970
Conversion of preferred stock into common stock (in shares)				963,430
Issuance of common stock in IPO, net of offering costs	3,742,643			69	3,742,574
Issuance of common stock in IPO, net of offering costs (in shares)				690,000
Issuance of common stock pursuant to license agreement	20,000				20,000
Issuance of common stock pursuant to license agreement (in shares)				2,000
Reclassification of derivative warrants	7,170,000				7,170,000
Exercise of warrants	96,000			3	95,997
Exercise of warrants (in shares)				24,000
Retirement of treasury stock						17,442	(17,442)
Net loss	(6,781,788)						(6,781,788)
Balance at Jun. 30, 2013	$ (6,868,606)			$ 432	$ 48,864,777		$ (55,733,815)
Balance (in shares) at Jun. 30, 2013				4,316,691

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation	151,066	173,496	338,176	356,603	317,095
Amortization	7,615	7,614	15,229	13,048	9,723
Provision (recovery) for bad debts		(4,543)	(4,597)	372,680	46,356
Equity-based consulting and compensation expenses	215,219	564,684	915,361	1,093,117	476,875
Extension of warrants			144,000
Equity-based research and development expenses	74,650
Derivative warrants issued for consulting services				69,000	65,000
Deferred taxes
Change in fair value of warrant liability	(5,129,000)	(3,036,000)	(7,538,000)	10,388,000	2,026,000
Amortization of loan guarantee and financing fees	612,605	547,381	1,427,296	575,285	527,584
Accretion of discount on debt	581,193	928,463	2,212,154	480,620
Loss on debt and warrant restructuring			1,862,012
Deferred rent	3,245	4,741	7,987	25,922	42,363
Deferred initial public offering costs expensed	617,706
Write-off of debt conversion costs	6,849,830
Change in working capital components:
Accounts receivable	(412,696)	(43,211)	(156,968)	(355,816)	(570,162)
Other current assets	(219,636)	(205,525)	(220,009)	551,738	(710,643)
Accounts payable, accrued expenses and deferred revenue	(335,837)	(105,807)	85,134	1,243,594	446,603
Net cash (used in) operating activities	(3,765,828)	(4,101,685)	(7,577,852)	(5,073,249)	(5,730,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(42,576)	(27,333)	(162,463)	(268,632)	(161,201)
Patent costs	(31,679)	(149,000)	(135,306)	(82,872)	(18,407)
(Increase) decrease in restricted cash	(50,000)	(50,000)	(50,000)	238,400	11,600
Net cash (used in) investing activities	(124,255)	(226,333)	(347,769)	(113,104)	(168,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on capital lease obligations	(8,437)	(21,474)	(36,120)	(42,708)	(79,848)
Proceeds from issuance of preferred stock					9,108,000
Proceeds from initial public offering of common stock, net of offering costs	5,054,514
Payment of equity issuance costs	(92,941)	(1,286,199)	(1,373,000)	(182,933)	(826,837)
Proceeds from option exercises					1,600
Proceeds from warrant exercises	96,000	619,980	635,227	49,999
Proceeds from borrowings on notes payable		3,000,000	7,120,000	3,000,000
Proceeds from borrowings on line of credit				3,200,000	590,000
Payments on line of credit				(200,000)	(1,000,000)
Principal payments on notes payable	(38,151)		(17,836)		(145,000)
Net cash provided by (used in) financing activities	5,010,985	2,312,307	6,328,271	5,824,358	7,647,915
Net increase (decrease) in cash and cash equivalents	1,120,902	(2,015,711)	(1,597,350)	638,005	1,749,360
CASH AND CASH EQUIVALENTS
Beginning	819,906	2,417,256	2,417,256	1,779,251	29,891
Ending	1,940,808	401,545	819,906	2,417,256	1,779,251
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	489,509	484,936	1,091,377	253,996	274,356
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Fixed assets acquired through capital lease arrangement				49,600
Warrants issued with debt		940,000	6,122,000	1,970,000
Warrants issued for debt guarantee fee		755,000	1,583,000	831,000	415,000
Warrants issued for financing fees	47,000	601,000	1,003,000
Warrants issued for equity issuance costs					328,000
Warrant liability reclassified to equity				6,415,000
Accrued IPO costs	50,000	1,140,626	1,732,016	1,428,340
Accrued expenses recorded as financing fees		274,000	251,000
Offering costs discounted	733,250
Accrued expenses recorded as a discount on debt				161,000
Accrued expenses reclassified as derivative warrant liability	221,000	148,000	148,000
Derivative warrant settled with accrued expense			182,500
Retirement of treasury stock	17,442
Conversion of notes payable, lines of credit and accrued interest to common stock	9,364,300
Conversion of preferred stock to common stock	241
Reclassification of derivative warrants	7,170,000
Reclassification of deferred offering costs to additional paid-in capital	$ 1,992,333

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Sale of series B Preferred Stock, stock issuance costs	$ 1,183,751

Organization, Description of Business, Reverse Stock Split and Charter Amendment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Description of Business, Reverse Stock Split and Charter Amendment

Note 1. Organization, Description of Business, Reverse Stock Splits and Initial Public Offering

We were incorporated in the State of Delaware on April 8, 1999 and have offices and a laboratory located in Rutherford, New Jersey. Our wholly owned subsidiary, Cancer Genetics Italia SRL (“CGI Italia”), manages the manufacturing and manufactures DNA probes. CGI Italia had approximately $311,000 and $329,000 in total assets at June 30, 2013 and December 31, 2012, respectively, and approximately $48,000 and $21,000 in total revenue for the three months ended June 30, 2013 and 2012, and approximately $92,000 and $36,000 in total revenue for the six months ended June 30, 2013 and 2012 respectively.

We are a diagnostics company focused on developing and commercializing proprietary genomic tests and services to improve the diagnosis, prognosis and response to treatment of cancer (theranosis). Our proprietary tests target cancers where prognosis information is critical and where predicting treatment outcomes using currently available techniques is limited. These cancers include hematological, urogenital and HPV-associated cancers. We have commercially launched MatBA® -CLL, -SLL, DLBCL and UroGenRA kidney as lab developed tests in the United States, and seek to provide our tests and services to oncologists and pathologists at hospitals, cancer centers and physician offices, as well as to biopharmaceutical companies and clinical research organizations for their clinical trials.

Reverse Stock Splits

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Initial Public Offering

On April 10, 2013, we sold 690,000 shares of common stock at a public offering price of $10.00 per share and completed our initial public offering (“IPO”) with gross proceeds of $6.9 million (net proceeds of $5 million). Upon the closing of the IPO, all shares of our then-outstanding Series A and Series B convertible preferred stock automatically converted into an aggregate of 1,287,325 shares of common stock. Concurrent with the IPO, certain derivative warrants with a fair value of $7.2 million were reclassified into equity due to the lapsing of anti-dilution provisions in the warrants. Also concurrent with the IPO, $9.6 million of debt converted into 963,430 shares of common stock. All references to our Series A convertible preferred stock in this quarterly report on Form 10-Q refer collectively to the Series A and Series A-1 convertible preferred shares.

Note 1. Organization, Description of Business, Reverse Stock Split and Charter Amendment

We were incorporated in the State of Delaware on April 8, 1999 and have offices and a laboratory located in Rutherford, New Jersey. Our wholly owned subsidiary, Cancer Genetics Italia SRL (“CGI Italia”), manufactures DNA probes. CGI Italia had approximately $329,000 and $236,000 in total assets at December 31, 2012 and 2011, respectively and approximately $91,000, $103,000 and $28,000 in total revenue for the years ended December 31, 2012, 2011 and 2010, respectively.

We are a diagnostics company focused on developing and commercializing proprietary genomic tests and services to improve the diagnosis, prognosis and response to treatment of cancer (theranosis). Our proprietary tests target cancers where prognosis information is critical and where predicting treatment outcomes using currently available techniques is limited. These cancers include hematological, urogenital and HPV-associated cancers. We have commercially launched MatBA® -CLL and -SLL, our first proprietary microarray diagnostic tests, and seek to provide our tests and services to oncologists and pathologists at hospitals, cancer centers and physician offices, as well as to biopharmaceutical companies and clinical research organizations for their clinical trials.

On November 27, 2012, our Board of Directors and stockholders approved a charter amendment that reduces the threshold for automatic conversion of our Series A preferred stock, our Series A-1 preferred stock and our Series B preferred stock from $25.0 million to $15.0 million upon the closing of an initial public offering (“IPO”) pursuant to an effective registration statement. If we receive gross proceeds of at least $15.0 million in an IPO, each outstanding share of our Series A preferred stock will automatically convert into 0.6 shares of common stock and each outstanding share of our Series A-1 and our Series B preferred stock will automatically convert into 0.2 shares of common stock, subject to adjustment depending upon various factors, including the price per share in an IPO.

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant Accounting Policies

Basis of presentation: The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions for interim reporting as they are prescribed by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2012 that are included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on April 5, 2013 (Prospectus). The consolidated balance sheet as of December 31, 2012, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Interim financial results are not necessarily indicative of the results that may be expected for future interim periods or for the year ending December 31, 2013.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We intend to attempt to raise additional financing in the third quarter of 2013, which might not be available on favorable terms, if at all. On June 5, 2013, we filed a registration statement on Form S-1 for a proposed public offering of $15.0 million of our common stock. We can provide no assurances that we will be able sell shares of our common stock in this offering on favorable terms or at all. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all. If we are unable to secure additional financings we would scale back our general and administrative activities and certain of our research and development activities.

We believe our current cash resources will be sufficient to satisfy our liquidity requirements at our current level of operations only through August 31, 2013 and then only if we are able to extend the payment of $3.5 million in outstanding indebtedness that matures on August 15, 2013. We need to raise additional financing in the near term, through this offering or otherwise, to repay certain indebtedness and fund our current level of operations. Even if further extensions are obtained, we anticipate that we will need to secure additional financing to provide sufficient cash for normal operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to the section entitled “Capital Resources and Expenditure Requirements” in Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Form 10-Q of which these financial statements are a part.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received.

Deferred Offering costs: Deferred offering costs represent legal, accounting and other direct costs related to our effort to raise capital through a stock offering. Future costs related to our offering activities will be deferred until the completion of the offering, at which time they will be reclassified to additional paid-in capital as a reduction of the offering proceeds. During the six months ended June 30, 2013, $617,706 in deferred offering costs were expensed in connection with our IPO and approximately $2.5 million in deferred offering costs were reclassified to additional paid-in capital. Additionally, $733,250 in deferred offering costs were reduced due to discounts given by vendors associated with that offering and $120,000 was refunded. At June 30, 2013 we had $143,000 in deferred offering costs in connection with the anticipated additional financing referred to above.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. Prior to our IPO, the measurement date fair value of the underlying common shares was based upon an external valuation of our shares. (See Notes 8 and 9). Subsequent to the IPO, we use the closing price of our shares on the OTC Bulletin Board.

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits. On January 22, 2013, we sold certain state net operating loss carryforwards. The proceeds of $663,900 are included in our income tax benefit for the six months ended June 30, 2013.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of June 30, 2013 and December 31, 2012, we have an accrued liability of $300,000 and $541,000, respectively, related to registration rights obligations associated with the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 7.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Subsequent events: We have evaluated potential subsequent events through August 2, 2013, which is the date the financial statements were issued.

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$(9,142,191)	$(1,860,461)	$(6,781,788)	$(2,932,978)
Less gain in fair value of warrant liability	—	1,456,000	5,129,000	3,036,000

Net (loss) for diluted earnings per share	$(9,142,191)	$(3,316,461)	$(11,910,788)	$(5,968,978)

Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	83,611	—	83,611

Potentially dilutive common shares	—	83,611	—	83,611

Denominator for diluted earnings per share – adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313

Basic net income (loss) per share	$(2.29)	$(1.38)	$(2.54)	$(2.19)

Diluted net loss per share	$(2.29)	$(2.32)	$(4.46)	$(4.20)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Common stock purchase warrants	1,926,477	939,729	1,926,477	939,729
Stock options	507,610	584,190	507,610	584,190
Common shares issuable upon conversion of Series A Preferred Stock	—	352,614	—	352,614
Common shares issuable upon conversion of Series B Preferred Stock	—	364,320	—	364,320

	2,434,087	2,240,853	2,434,087	2,240,853

Note 2. Significant Accounting Policies

Basis of presentation: We prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Revenues are recognized in the period in which they are earned. Expenses are recognized in the period in which the related liability is incurred.

Segment Reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We view our operations and manage our business in one operating segment, which is the business of developing and selling diagnostic tests.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including $663,900 received on January 22, 2013 from the sale of certain state NOL carryforwards, are sufficient to satisfy our liquidity requirements at our current level of operations through March 31, 2013.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 18, the Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 18. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due. In 2010, we were awarded a federal grant in the amount of $733,438 under the Qualifying Therapeutic Discovery Project which funded research targeted at new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S. or significantly advance the goal of curing cancer within 30 years. The qualifying expenditures were incurred in 2009 and 2010 and we have presented this grant in other income.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received. The increase in the allowance from December 31, 2011 to December 31, 2012 was based upon the individual analysis of accounts receivable as described above.

Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.

Fixed assets: Fixed assets consist of diagnostic equipment, furniture and fixtures and leasehold improvements. Fixed assets are carried at cost and are depreciated over the estimated useful lives of the assets, which generally range from five to seven years. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the improvements. The straight-line method is used for depreciation and amortization. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the consolidated statement of operations.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in our estimate of future cash flows to determine recoverability of these assets. If our assumptions about these assets were to change as a result of events or circumstances, we may be required to record an impairment loss.

Loan guarantee fee: Loan guarantee fees are amortized on a straight-line basis over the term of the guarantee.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate our plan for an IPO, any deferred costs would be expensed at that time.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 12 and 13).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have established a full valuation allowance on our deferred tax assets as of December 31, 2012 and 2011, therefore we have not recognized any tax benefit or expense in the periods presented.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. See Note 9 for a discussion of uncertain tax positions.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on our consolidated balance sheets at December 31, 2012 or 2011, and we have not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012, 2011 or 2010.

Patents: We account for intangible assets under ASC 350, Goodwill and Other Intangibles—30 General Intangibles Other than Goodwill. Patents consist of legal fees incurred and are recorded at cost and amortized over the useful lives of the assets, using the straight-line method. Certain patents are in the legal application process and therefore are not currently being amortized. We review the carrying value of patents at the end of each reporting period. Based upon our review, there were no intangible asset impairments in 2012, 2011 or 2010. Accumulated amortization of patents as of December 31, 2012 and 2011 was approximately $41,000 and $24,000, respectively. Future amortization expense for legally approved patents is estimated at $15,200 per year through 2018 and approximately $12,000, $5,500, and $2,800 for 2019, 2020, and 2021, respectively.

Research and development: Research and development costs associated with service and product development include direct costs of payroll, employee benefits, stock-based compensation and supplies and an allocation of indirect costs including rent, utilities, depreciation and repairs and maintenance. All research and development costs are expensed as they are incurred.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of December 31, 2012 and 2011, we have an accrued liability of $541,000 and $150,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 11.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, and capital leases approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 1 measurement under the fair value hierarchy, except for capital leases which are considered level 2. Due to the unique terms of our notes payable and lines of credit and the financial condition of the company, the fair value of the debt is not determinable. The fair value of warrants recorded as derivative liabilities is described in Note 13.

Subsequent events: We have evaluated potential subsequent events through March 4, 2013, which is the date the financial statements were issued.

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Revenue and Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Revenue and Accounts Receivable

Note 3. Revenue and Accounts Receivable

Revenue by payor type for the three and six months ended June 30, 2013 and 2012 is comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Medicare	$151,052	$269,838	$408,115	$408,605
Direct bill (including clinical trials clients)	1,226,852	344,115	1,738,199	684,247
Grants and royalty	—	184,500	—	195,000
Insurance carrier and all others	453,745	350,022	904,002	695,375

	$1,831,649	$1,148,475	$3,050,316	$1,983,227

Accounts receivable by payor type at June 30, 2013 and December 31, 2012 consists of the following:

	June 30, 2013	December 31, 2012
Medicare	$347,677	$193,024
Direct bill (including clinical trials clients)	388,197	339,763
Insurance carrier and all others	563,367	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,263,241	$850,545

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices as well as biopharmaceutical companies as part of a clinical trial. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. We generally do not have formal, long-term written agreements with such test ordering sites, and, as a result, we may lose these significant test ordering sites at any time.

The top five test ordering sites during the three months ended June 30, 2013 and 2012 accounted for 74% and 62% respectively, of our clinical testing volumes, with 23% and 52% respectively, of the volume coming from community hospitals. During the three months ended June 30, 2013, there was one site which accounted for more than 10% of our revenue: a clinical trials client accounted for approximately 50% of our revenue. During the three months ended June 30, 2012, there were three sites which each accounted for 10% or more of our clinical revenue: a university teaching center accounting for approximately 13%, a community hospital accounted for approximately 11%, and a community hospital network accounted for approximately 11%.

The top five test ordering sites during the six months ended June 30, 2013 and 2012 accounted for 69% and 61%, respectively, of our clinical testing volumes, with 27% and 48%, respectively, of the volume coming from community hospitals. During the six months ended June 30, 2013, there was one site which accounted for more than 10% of our revenue: a clinical trials client accounted for approximately 38% of our revenue. During the six months ended June 30, 2012, there were four sites which each accounted for approximately 10% or more of our clinical revenue: a university teaching center accounting for approximately 17%; a community hospital accounted for approximately 12%; and a clinical trials client and a community hospital network each accounted for approximately 11%.

Note 3. Revenue and Accounts Receivable

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during 2012, 2011 and 2010 accounted for 58%, 63% and 60% respectively, of our clinical testing volumes, with 46%, 29% and 15% respectively, of the volume coming from community hospitals. In particular, during 2012, there were three sites which each accounted for approximately 10% or more of our revenue. A university teaching center accounting for approximately 11%, a clinical trial client accounted for approximately 13%, and a community hospital accounted for approximately 10%. During 2011, there were two sites which accounted for more than 10% of our revenue: a community hospital accounted for approximately 18% and a community oncology practice accounted for approximately 11%. In 2010 there were three sites which each accounted for more than 10% of our revenue: one community hospital accounted for approximately 12% of the company’s revenue; a regional reference laboratory accounted for 11% and a community oncology practice accounted for another 11%. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.

Notes Payable and Lines of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Notes Payable and Lines of Credit

Note 4. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
December 2011 Financing Transaction	$1,500,000	$4,000,000
Secured Note Payable, short-term	64,014	79,867
Unamortized debt discount	—	(243,300)

Notes Payable, Current Portion	$1,564,014	$3,836,567

Lines of Credit, Current Portion	$8,000,000	$3,000,000
Unamortized Debt Discount	(3,500)	(128,800)

Lines of Credit, Current Portion	$7,996,500	$2,871,200

December 2011 Financing Transaction	$—	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	—	1,000,000
Other Note Payable	—	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	—	(3,681,615)

Notes Payable, Long-Term	$—	$2,440,683

Lines of Credit, Long-Term	$—	$6,000,000

Conversion of Debt concurrent with IPO

On April 10, 2013, we completed our IPO and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

In connection with the conversion of debt into common stock, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million. After conversion of the above debt, we have indebtedness of $6,000,000 outstanding under a line of credit with Wells Fargo, $2,000,000 outstanding under a line of credit with DAM, $1,000,000 outstanding under a note agreement with NNJCA, $500,000 outstanding under a note agreement with Dr. Pecora, and $64,014 outstanding under the secured note payable.

December 2011 Financing Transaction

As of June 30, 2013 we had $1.5 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012.

The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn originally provided $4.0 million of financing, NNJCA originally provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement. On April 10, 2013, Mr. Pappajohn converted $4.0 million and NNJCA converted $500,000 into 450,000 shares of our common stock at the IPO price of $10.00 per share concurrent with our IPO.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at June 30, 2013) with $1.5 million maturing August 15, 2013. We accrued a fee due to Pecora and NNJCA of $130,000 of which $50,527 was paid upon conversion of the notes. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Dr. Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Dr. Pecora will be junior only to DAM.

2012 Convertible Debt Financing Transaction

On April 10, 2013, the entire $3 million outstanding under a Restated Credit Agreement dated as of August 27, 2012, as amended and restated as of October 17, 2012, ($1,750,000 provided by Mr. Pappajohn and $1,250,000 provided by Mr. Oman) was converted into 300,000 shares of common stock at the IPO price of $10 per share.

Through April 10, 2013, the loan bore interest at the prime rate plus 6.25% (9.50% at April 10, 2013). In February 2013, because we did not consummate our IPO within 181 days of funding, the lenders received ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO price per share, which was $10.00. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like.

December 2012 Bridge Financing Transaction

On April 10, 2013, the entire $1 million outstanding under a credit agreement dated as of December 7, 2012, (all of which was provided by Mr. Pappajohn), was converted into 100,000 shares of common stock at the IPO price of $10 per share.

Through April 10, 2013, the loan bore interest at the prime rate plus 6.25% (9.50% at April 10, 2013). The credit agreement required Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price and as a result all debt was converted on April 10, 2013 at the IPO price of $10 per share. In March 2013, Mr. Pappajohn received ten-year warrants to purchase an aggregate of 2,353 shares of our common stock with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share, which was $10, because we did not consummate our IPO by March 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like.

Business Line of Credit – Wells Fargo

At June 30, 2013 and December 31, 2012, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6 million. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.95% at June 30, 2013). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

Business Line of Credit – DAM

At June 30, 2013 and December 31, 2012, $2 million and $3 million, respectively, was outstanding under a line of credit agreement with DAM. On April 10, 2013, $1 million of indebtedness under this line was converted into 100,000 shares of common stock at the IPO price of $10 per share.

Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we were required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. On February 13, 2013, DAM agreed to convert $1.0 million which had been due April 1, 2013 of outstanding indebtedness into shares of common stock at the IPO price per share. We had accrued a fee due to DAM of $52,500 of which $35,422 was paid upon conversion of the line of credit. On March 19, 2013, the maturity date for $2 million of the DAM debt was extended to mature on August 15, 2013. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments. After a maturity event occurs, interest begins to compound at a rate of 18% per annum until the balance is paid in full.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At June 30, 2013, $64,014 was outstanding under the note. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At December 31, 2012, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. Accrued interest at December 31, 2012 was approximately $34,300. The note bore interest at 8.5% per annum. On April 10, 2013, the note and accrued interest converted into 13,430 shares of common stock at the IPO price of $10.00 per share.

Note 6. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

December 2011 Financing Transaction

As of December 31, 2012, we had $6 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn provided $4.0 million of financing, NNJCA provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) with $2.0 million maturing April 1, 2014 and $4.0 million maturing August 13, 2013. The term loan due to Pecora and NNJCA has a prepayment penalty in the aggregate amount of $320,000, less interest previously paid, if we prepay the loan prior to February 12, 2013. The lenders may require that the loan be repaid within 30 days should we complete our IPO and receive gross proceeds of at least $15 million. In the event that any lender requires payment upon completion of our IPO and certain other maturity events, and we fail to make payment, the annual interest rate on any unpaid balance shall increase to 12%. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Pecora will be junior only to DAM.

The lenders received five-year warrants to purchase an aggregate of 84,705 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share, with 42,352 warrants issued to Mr. Pappajohn upon his fully funding $3.0 million on December 22, 2011 and an additional 42,352 warrants being issued proportionately to Mr. Pappajohn, Pecora and NNJCA upon their funding $1.0 million, $0.5 million and $1.5 million, respectively, on February 13, 2012. The lenders received an aggregate of 28,235 additional warrants on the same terms, with the warrants being issued proportionately to Mr. Pappajohn, Dr. Pecora and NNJCA because we did not consummate our IPO within 181 days of funding. The warrant exercise price is subject to a price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders may elect to net exercise their warrants. Mr. Pappajohn agreed to convert $2.0 million of the outstanding principal due to him to common stock at the IPO price upon consummation of this offering and to eliminate the conversion feature of the remaining $2.0 million in debt effective upon consummation of this offering. The conversion price of the notes and the exercise price of the warrants are subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like.

We determined the fair value of the warrants issued in connection with the notes to be approximately $2,052,000 which was recorded as a discount to the notes on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

We determined the fair value of the warrants issued as a consequence of not consummating our IPO within 180 days of funding to be approximately $421,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000, resulting in a gain on warrant restructuring of $328,000.

On October 23, 2012, the 75,294 warrants issued to Mr. Pappajohn in connection with the December 2011 Financing Transaction were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 20,669 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $545,000.

On October 23, 2012, Mr. Pappajohn agreed to extend $2.0 million, which is held by his spouse, of the $4.0 million of notes payable to him, to April 1, 2014. Because of the extension provided by Mr. Pappajohn, we have classified $2.0 million of the December 2011 Financing Transaction as long-term. In exchange for this extension, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 9,412 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). We determined the fair value of the warrants issued in connection with this extension to be approximately $267,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

2012 Convertible Debt Financing Transaction

On August 27, 2012, we entered into a credit agreement with Mr. Pappajohn and Mr. Oman, who each provided $1 million of financing. The loan required interest at the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or at a 20% discount to our IPO price.

The lenders received five-year warrants to purchase an aggregate of 28,235 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share or (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share. The warrant exercise price was subject to a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders were permitted to elect to net exercise their warrants.

We determined that the fair value of the warrants issued in connection with the notes to be approximately $1,108,000 which was recorded as a discount to the notes on the inception date and was being amortized to interest expense over the term of the notes using the effective interest method.

On October 17, 2012, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman under which we received an additional $750,000 from Mr. Pappajohn and $250,000 from Mr. Oman. The Restated Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. Pursuant to the terms of the Restated Credit Agreement, the 28,235 warrants issued under the Credit Agreement were cancelled and the lenders received ten-year warrants to purchase an aggregate of 114,510 shares of our common stock (which were issued in proportion to their respective funding amounts) in each case with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. The lenders received additional ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) on the same terms because we did not consummate our IPO by November 27, 2012 and an additional 7,059 shares on the same terms because we did not consummate our IPO by February 22, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The warrants are also subject to anti-dilution adjustment if the initial public offering price per share is less than $42.50 per share.

We determined the fair value of the warrants issued in connection with the Restated Credit Agreement notes, including the additional warrants because we did not consummate our IPO by November 27, 2012, to be approximately $3,097,000, of which $1,506,512 was recorded as a loss on debt restructuring, and $1,642,490 was recorded as an additional discount on the notes on the restatement date and is being amortized to interest expense over the term of the notes using the effective interest method.

As of December 31, 2012, we had $3 million outstanding under the Restated Credit Agreement with Mr. Pappajohn, who provided $1.75 million, and Mr. Oman, who provided $1.25 million, of financing. The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Restated Credit Agreement requires the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or the IPO price.

Shares that the lenders receive are subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering, but otherwise have registration rights pursuant to a registration rights agreement entered into simultaneously with the Restated Credit Agreement.

December 2012 Bridge Financing Transaction

As of December 31, 2012, we had $1 million outstanding under a credit agreement with Mr. Pappajohn, a stockholder, bearing interest at the prime rate plus 6.25% (9.50% at December 31, 2012) maturing June 7, 2014. The credit agreement requires Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. In connection with this transaction, we issued to Mr. Pappajohn ten-year warrants to purchase 23,529 shares of our common stock at with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. Mr. Pappajohn will receive additional ten-year warrants to purchase an aggregate of 2,353 shares of our common stock on the same terms in the event we do not consummate our IPO by each of the following dates: March 7, 2013 and June 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price at or prior to the completion of our IPO.

We determined that the fair value of the warrants issued in connection with this credit agreement to be approximately $839,000 which was recorded as a discount to the note on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

Business Lines of Credit

At December 31, 2012 and 2011, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6,000,000. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.96% at December 31, 2012). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

On October 17, 2012, the 37,000 warrants issued to Mr. Pappajohn in connection with his guarantee were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 10,157 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $268,000.

On March 23, 2011, we entered into a line of credit agreement with DAM in which we received proceeds of $3 million. Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we are required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments and expires upon the earlier of the following: (i) April 1, 2013, (ii) the occurrence of an IPO of our equity securities in which we receive gross proceeds in the amount of $10 million or more, or (iii) the consummation of a transaction in which we either merge with a reporting company under the Securities Exchange Act of 1934, as amended, or a public company acquires all or substantially all of our Company, and the survivor of such merger of the public company receives gross proceeds from the sale of the survivors securities or the public company’s securities in the amount of $10 million or more. If certain maturity events do occur prior to April 1, 2013 and the line of credit is not repaid on the date of the maturity event, then the interest rate will increase to 18% per annum.

In connection with the acquisition of the line of credit, we issued 60,000 warrants to DAM with an exercise price of $12.50 per share expiring March 2016. We determined the fair value of the warrants issued in connection with the line of credit to be approximately $1,019,000 which was recorded as a debt discount on the inception date of the line of credit and is being amortized to interest expense over the term of the facility using the effective interest method.

In March 2012, in consideration for the lender extending the maturity date of the loan to April 1, 2013, we granted DAM warrants to purchase 15,000 shares of our common stock with an initial estimated fair value of $306,000 recorded as a financing fee asset and amortized over the extension period to interest expense using the effective interest method. On October 16, 2012, DAM agreed to surrender these warrants in exchange for a cash interest payment of $52,500 at the maturity date, resulting in a gain on warrant restructuring of $129,500.

Subsequent Events

On February 13, 2013, Mr. Pappajohn (on behalf of his spouse), NNJCA and DAM, agreed to convert $2.0 million, $500,000 and $1.0 million, respectively, or an aggregate of $3.5 million of outstanding indebtedness, into shares of common stock at the initial public offering price per share, effective upon the consummation of our IPO.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At December 31, 2012 and 2011, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. The note is due on April 1, 2014 and bears interest at 8.5% per annum. Accrued interest at December 31, 2012 and 2011 was approximately $34,000 and $36,000, respectively.

Subsequent Events

On February 13, 2013, Dr. Chaganti agreed to convert the total amount of principal and interest owed to him into shares of common stock at the IPO price per share, effective upon the consummation of our IPO.

Loss on Debt and Warrant Restructuring

As noted above, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman in October 2012 to provide for additional borrowing of $1,000,000 and to remove the conversion price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.12 per share. We evaluated the application of ASC 470-50, Modifications and Extinguishments and ASC 470-60, Troubled Debt Restructurings by Debtors and concluded that the revised terms constituted a debt extinguishment, rather than a debt modification or troubled debt restructuring.

Also as noted above, we cancelled certain warrants with an exercise price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share and issued warrants without an exercise price adjustment to a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share as compensation. In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012

Letter of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Letter of Credit

Note 5. Letter of Credit

Pursuant to the terms of our lease for our Rutherford facility, during the second fiscal quarter of 2013 we restricted an additional $50,000 in cash in addition to the $250,000 that was previously restricted in order to secure a $300,000 letter of credit in favor of our landlord.

Note 7. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. The amount of the letter of credit was reduced by $54,800 during the year ended December 31, 2011. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $250,000 letter of credit upon a capital raise of at least $20 million by July 31, 2012. The landlord has verbally agreed to extend the time to complete a capital raise and has allowed us to continue to lease the property with a reduced security deposit of $250,000.

Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Capital Stock

Note 6. Capital Stock

On April 10, 2013, we completed our IPO in which we issued and sold 690,000 shares of common stock (including the underwriter’s overallotment of 90,000 shares) at a public offering price of $10.00 per share. In connection with the offering, all outstanding shares of Series A preferred stock were converted into 376,525 shares of common stock, and all outstanding shares of Series B preferred stock were converted into 910,800 shares of common stock. Concurrent with the IPO, we issued 2,000 shares of common stock to Cleveland Clinic pursuant to our license agreement with Cleveland Clinic.

We are currently authorized to issue up to 9,764,000 shares of preferred stock.

Note 10. Capital Stock

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock, as approved by the Board of Directors and shareholders. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

We are authorized to issue 588,000 shares of Series A Convertible Preferred Stock (“Series A”) and 2,000,000 shares of Series B Convertible Preferred Stock (“Series B”). The holders of the Series A and Series B shares are entitled to participate in any dividend declared by the Board of Directors on the Common Stock on a pro-rata basis with holders of the Common Stock. The Series A holders have a liquidation preference equal to the original Series A purchase price of $8.46 per share (or $4,971,866) and the Series B holders have a liquidation preference equal to the Series B original purchase price of $5.00 per share (or $9,108,000) subject to adjustment for stock splits, stock dividends and combinations and similar adjustments to capitalization. Alternatively, the preferred stockholders can elect to convert the Series A and Series B into Common Stock and participate ratably with holders of Common Stock in the distribution of assets upon liquidation of the Company. The holders of Series A and Series B have the right to convert their shares into Common Stock at any time. The initial conversion rate is the original purchase price of the Series A or Series B shares divided by the conversion price in effect at the time of conversion. The initial conversion price equals the original purchase price paid by the holder for a share of Series A or series B, as applicable. Upon the consummation of an IPO at a price that exceeds the initial conversion prices as set forth in the subsequent paragraph, the Series A shares will automatically convert into 352,614 shares of common stock and the Series B shares will automatically convert into 364,320 shares of common stock upon the closing of an underwritten public offering pursuant to an effective registration statement in connection with an IPO with gross proceeds of $15,000,000 or more and under certain other circumstances.

The conversion price is subject to adjustment in the event of stock dividends, stock splits, combinations and similar adjustments to capitalization. The prices of each series of preferred stock are also subject to a price adjustment feature in the event that we issue additional equity securities at a per share price less than the applicable conversion price for each such series of preferred stock. The current conversion price for the Series A is $14.10 and for the Series B is $25.00. For example, if the Series A and B were to convert to common stock in an IPO completed at $10.00 per share, Series A shares would convert into 376,550 shares of common stock and Series B shares would convert into 910,800 shares of common stock. All references to the Company’s Series A preferred stock in these financial statements refer collectively to the Series A and Series A-1 preferred shares. The Company issued the Series A-1 preferred stock in exchange for the Series A to cure possible technical deficiencies with respect to the original issuance of the Series A preferred stock, but five holders of Series A have not responded to requests to exchange their shares, which represent approximately 9.01% of the two Series A and A-1 that is outstanding.

The Series B purchase agreement provides for the payment of a semiannual cash penalty payable to each holder of Series B if we fail to complete a merger with a corporation whose shares were registered for issuance pursuant to the Securities Act of 1933, as amended (the “Securities Act”), within 9 months of the closing of the Series B offering (or August 19, 2011) (the “Merger Period”). The penalty shall be equal to 1% of the original purchase price for a share of Series B for the first 30 day period following the expiration of the Merger Period if a merger shall not have been consummated and an additional 2% of the original purchase price for a share of Series B for each successive 30 day period following the first penalty period, pro-rated daily up to a maximum penalty of 11% of the original purchase price for a share of Series B per annum. The maximum potential consideration to be transferred under the terms of the purchase agreement is unlimited. In September 2011, we solicited holders of the Series B to execute an amendment and waiver to the Series B purchase agreement, which provided for (i) a waiver of the cash penalties and (ii) an amendment extending the Merger Period to March 31, 2012 and providing for (A) the tolling of the Merger Period if we file a registration statement with the Securities and Exchange Commission with respect to an lPO and (B) elimination of penalties if we consummate the lPO. As of December 31, 2012, holders of 1,522,600 shares of Series B Convertible Preferred Stock have agreed to the waiver.

Stock Option Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans

Note 7. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At June 30, 2013, 122,390 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

As of June 30, 2013, no stock appreciation rights, restricted stock, or awards other than stock options had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more had the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to the IPO price, which was $10.00 per share, and those employees holding stock options with a strike price of $12.50 had the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to the IPO price which was $10.00 per share. On April 5, 2013, our initial public offering became effective and 336,300 options with exercise prices ranging from $12.50 to $33.80 were exchanged for 242,070 options with an exercise price of $10.00. In addition, 53,500 options which were approved to be issued and priced at the IPO price were issued to employees with an exercise price of $10.00 per share.

On April 17, 2013, we issued 5,850 options to employees with an exercise price of $11.75 per share as approved by the Board of Directors.

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the six months ended June 30, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Granted	59,350	10.17
Cancelled or expired	(105,080)	20.61

Outstanding June 30, 2013	507,610	$7.61	6.78	$1,217,614

Exercisable, June 30, 2013	375,358	$6.87	6.44	$1,168,635

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.96 and $9.60 as of June 30, 2013 and December 31, 2012, respectively. No options were exercised during the six months ended June 30, 2013 and 2012.

As of June 30, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to employees was $879,831 and $846,810, respectively, which we expect to recognize over the next 2.80 and 2.61 years, respectively.

As of June 30, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $27,300 and $190,500, respectively, which we expect to recognize over the next quarter and six months, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of June 30, 2013 and December 31, 2012.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of June 30, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	5.84	$4.00	175,000	$4.00
4.80	33,840	6.55	4.80	24,348	4.80
10.00	292,970	7.32	10.00	175,910	10.00
11.75	5,600	9.79	11.75	—	—
12.50	200	7.44	12.50	100	12.50

Total	507,610	6.78	$7.61	375,358	$6.87

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 9), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Three Months Ended June 30, 2013 A	Six Months Ended June 30,
		2013	2012
Volatility	77.11%	77.11%	74.39%
Risk free interest rate	0.76%	0.76%	1.43%
Dividend yield	0.00%	0.00%	0.00%
Term (years)	5.95	5.95	6.50
Weighted-average fair value of options granted during the period	$6.72	$6.72	$9.34

A	There were no options granted during the three months ended June 30, 2012.

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Volatility	76.21%	74.93%	76.04%	74.90%
Risk free interest rate	1.23%	1.44%	1.24%	1.45%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	7.46	8.35	7.58	8.52

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of revenues	$11,967	$5,191	$14,179	$8,431
Research and development	35,962	129,537	90,798	269,112
General and administrative	94,112	86,314	152,267	160,724
Sales and marketing	30,693	66,775	32,625	126,417

Total stock-based compensation	$172,734	$287,817	$289,869	$564,684

Note 11. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At December 31, 2012, 76,660 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

Additionally, of the shares available for future awards at December 31, 2012, 49,100 shares have been approved to be issued at an exercise price equal to the offering price of our common stock in an IPO. Recognition of compensation expense related to these options will begin at the IPO date when the exercise price is set and employees begin to benefit from, or be adversely affected by, changes in the Company’s stock price.

As of December 31, 2012, no stock appreciation rights had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

During 2011, 35,650 options were amended to increase the exercise price from $4.00 to $4.80 based upon a retrospective valuation of our common stock as of the date of grant. The increase in the exercise price of the options did not result in the recognition of incremental compensation cost.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more have the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to our initial public offering price, and those employees holding stock options with a strike price of $12.50 have the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to our initial public offering price. There are currently 142,850 outstanding options with a strike price of $25.00 or more and 201,650 outstanding options with a strike price of $12.50. The employees have until the effective date of our initial public offering to accept the exchange offer. No adjustment in the number of options or the weighted average exercise price of our outstanding options has been made in these financial statements to reflect the potential acceptance of the exchange by one or more option holders.

On October 12, 2012, the Board of Directors also voted to amend the 2011 Plan. The amendment increases the number of shares available for grant under the 2011 Plan from 150,000 to 350,000 shares. This amendment has been ratified by our stockholders.

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.60, $33.80, and $11.90 as of December 31, 2012, 2011 and 2010, respectively. During the year ended December 31, 2010, we received $1,600 from the exercise of options. The options exercised in 2010 had a total intrinsic value of $293,350. Options were not exercised in 2012 or 2011. During the year ended December 31, 2010, 7,200 shares were surrendered as part of a net-issue exercise.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to employees was $846,810 and $1,262,246, respectively, which we expect to recognize over the next 2.61 and 3.61 years, respectively.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $190,500 and $1,061,270, respectively, which we expect to recognize over the next 0.50 and 1.40 years, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of December 31, 2012 and 2011.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 13), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Warrants

Note 8. Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with the 2012 Convertible Debt Financing Transaction, we granted 4,118 warrants to Mr. Pappajohn and 2,941 warrants to Mr. Oman on February 22, 2013. The warrants have a ten-year term and an exercise price equal to the IPO price of $10.00 per share. These warrants were initially recorded at fair value as a financing fee asset and were amortized over the period of the note to interest expense. The issue date fair value of these warrants was $221,000.

In connection with the December 2012 Bridge Financing Transaction, we granted 2,353 ten-year warrants with an exercise price equal to the IPO price of $10.00 per share to Mr. Pappajohn on March 7, 2013. These warrants were initially recorded at fair value as a financing fee asset and were amortized over the period of the note to interest expense. The issue date fair value of these warrants was $47,000.

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price was below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 114,030 shares of common stock underlying such warrants, effective immediately following the consummation of our IPO on April 10, 2013 at $10.00 per share.

On April 10, 2013, the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants increased by 838,889 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of share and exercise price adjustment features in certain warrants.

On April 29, 2013, the Company received $96,000 from shareholders who exercised warrants to purchase 24,000 shares of common stock at $4.00 per share.

The following table summarizes the warrant activity for the six months ended June 30, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	2013 Warrants Exercised	IPO Adjustments(E)	Warrants Outstanding June 30, 2013
Non-Derivative Warrants:
Financing	$10.00		—	—	—	243,334	243,334
Financing	15.00		—	—	—	436,079	436,079
Debt Guarantee	4.00		228,288	—	(24,000)	—	204,288
Debt Guarantee	10.00		—	—	—	237,500	237,500
Debt Guarantee	15.00		—	—	—	585,645	585,645
Series A Pref. Stock	14.10		65,329	—	—	—	65,329
Consulting	10.00		—	—	—	29,138	29,138

	12.30	F	293,617	—	(24,000)	1,531,696	1,801,313
Derivative Warrants:
Financing	10.00	B	—	—	—	60,000	60,000
Financing	25.00	B	60,000	—	—	(60,000)	—
Financing	42.50	BCD	75,294	—	—	(75,294)	—
Financing	42.50	AD	54,314	2,941	—	(57,255)	—
Financing	42.50	ACD	120,865	6,471	—	(127,336)	—
Debt Guarantee	10.00	A	—	—	—	12,500	12,500
Debt Guarantee	25.00	ACD	212,000	—	—	(212,000)	—
Debt Guarantee	25.00	AD	95,000	—	—	(95,000)	—
Debt Guarantee	25.00	A	5,000	—	—	(5,000)	—
Debt Guarantee	32.45	ACD	40,000	—	—	(40,000)	—
Debt Guarantee	42.50	ACD	38,392	—	—	(38,392)	—
Debt Guarantee	42.50	BCD	37,000	—	—	(37,000)	—
Series B Pref. Stock	10.00	B	—	—	—	52,464	52,464
Series B Pref. Stock	25.00	B	52,464	—	—	(52,464)	—
Consulting	10.00	B	—	—	—	200	200
Consulting	12.50	AD	4,030	—	—	(4,030)	—
Consulting	14.10	AD	10,000	—	—	(10,000)	—
Consulting	25.00	B	200	—	—	(200)	—
Consulting	25.00	AD	4,000	—	—	(4,000)	—

	10.00	F	808,559	9,412	—	(692,807)	125,164

	$12.15	F	1,102,176	9,412	(24,000)	838,889	1,926,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
E

On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

F	Weighted average exercise prices are as of June 30, 2013.

Subsequent Events

On July 6, 2013, a warrant holder exercised a warrant to purchase 6,000 shares of common stock at an exercise price of $4.00 per share using the net issuance exercise method whereby 2,072 shares were surrendered as payment in full of the exercise price resulting in a net issuance of 3,928 shares.

On July 8, 2013, the Company received $96,000 from shareholders who exercised warrants to purchase 24,000 shares of common stock at $4.00 per share.

Note 12. Warrants

In connection with financing obtained on January 22, 2007, we issued a warrant to purchase 8,865 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $12,854 discount on debt and was subsequently amortized to interest expense.

In connection with the issuance of Series A Preferred Stock on November 14, 2007, we issued to placement agents warrants to purchase 30,000 shares of common stock at an exercise price of $10.75 per share expiring December 31, 2011. We also issued to the same placement agents warrants to purchase 18,616 shares of common stock at an exercise price of $14.10 per share expiring December 31, 2011, subsequently extended to January 2012. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $53,685 in additional paid-in capital.

In connection with financing obtained on January 31, 2008, we issued a warrant to purchase 3,546 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $3,191 discount on debt which was subsequently amortized to interest expense. The warrant was exercised during 2011 and we received $49,999 of cash proceeds.

In connection with the issuance of Series A Preferred Stock on February 4, 2008, we issued to placement agents warrants to purchase 56,829 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 52,439 of the 56,829 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $59,671 in additional paid-in capital.

In connection with the issuance of Series A Preferred Stock on May 7, 2008, we issued to placement agents warrants to purchase 13,768 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 12,934 of the 13,768 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $13,769 in additional paid-in capital.

Derivative Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with consulting agreements dated April 1, 2010, we issued to consultants warrants to purchase 4,030 and 10,000 shares of common stock at an exercise price of $12.50 per share and $14.10 per share, respectively. These warrants expire on April 1, 2015. These warrants were recorded as an increase to the warrant liability and consulting expense at the estimated fair value on the grant date of $65,000.

In connection with the issuance of Series B Preferred Stock on November 18, 2010, we issued warrants to purchase 52,464 shares of common stock at an exercise price of $25.00 per share expiring November 18, 2015. These warrants were recorded at estimated fair value of $328,000 as a reduction of additional paid-in capital and an increase to the warrant liability.

In connection with debt guarantees and extensions, we issued 1,051,506 warrants to Mr. Pappajohn, a member of our Board of Directors and stockholder, at various dates (see Note 17). These warrants are initially recorded at fair value as a loan guarantee fee amortized over the period of the guarantee to interest expense. The aggregate issue date fair value of the debt guarantee warrants was $1,555,000 in 2012, $831,000 in 2011, and $415,000 in 2010.

In connection with the acquisition of a line of credit, we issued 60,000 warrants to DAM in March 2011 with an initial estimated fair value of $1,019,000. In March 2012 in exchange for an extension of that line we issued 15,000 warrants with an initial estimated fair value of $306,000. See Note 6.

We issued 200 warrants to a consultant for services provided in February and March 2011 and 4,000 warrants to a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

On September 30, 2011, certain holders of derivative warrants to purchase 228,288 shares of common stock with an exercise price of $4.00 agreed to an amendment to their warrants to remove the exercise price adjustment feature. As of September 30, 2011, the fair value of these warrants of $6,415,000 was reclassified from the warrant liability to equity.

In connection with the December 2011 Financing Transaction we granted a total of 112,940 warrants at various dates to Mr. Pappajohn, Dr. Pecora and NNJCA. The aggregate issue date fair value of these financing fee warrants was $1,522,000 in 2012 and $951,000 in 2011. In October 2012, 37,646 of these warrants were surrendered in exchange for an increase to the prepayment penalty, and 75,294 were amended in exchange for 20,669 additional warrants with an initial estimated fair value of $606,000. Also in October 2012, Mr. Pappajohn agreed to extend a portion of the debt’s maturity date and in exchange we issued 9,412 additional warrants with an initial estimated fair value of $267,000. See Note 6.

In connection with the 2012 Convertible Debt Financing Transaction, we granted a total of 28,235 warrants to Mr. Pappajohn and Mr. Oman with an initial estimated fair value of $1,107,000. In October 2012, these warrants were surrendered in exchange for additional financing and 114,510 new warrants with an initial estimated fair value of $4,090,000. See Note 6.

On September 6, 2012, we extended the maturity date of warrants to purchase 70,598 shares of our common stock which were due to expire on September 10, 2012 to September 28, 2012. On September 27, 2012, we extended the maturity date of 65,328 of these warrants to September 10, 2013. In exchange, the warrants are now subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering. We determined the fair value of the warrant extensions to be approximately $144,000, which was recorded as general and administrative expense.

On October 22, 2012, in exchange for amending warrants issued in connection with his guarantee of the Wells Fargo debt, we issued warrants to purchase 10,157 shares of our common stock to Mr. Pappajohn with an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. These warrants were recorded as a financing fee expense at an estimated fair value of $298,000.

In connection with the December 2012 Bridge Financing transaction, we granted 23,529 warrants to Mr. Pappajohn with an initial estimated fair value of $837,000. See Note 6.

During 2012, warrants to purchase 54,910 shares were exercised and $690,227 was received and recorded as increases to common stock and additional paid-in capital. An additional 15,164 warrants expired unexercised.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.

In the event the Company completed an equity offering at $10.00 per share, the shares of common stock issuable upon the exercise of warrants outstanding as of December 31, 2012 would increase to 1,919,643 shares as a result of the share adjustment feature described above, after considering the limitation of the share adjustment feature described in the following subsequent events paragraph.

Subsequent Events

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 72,000 shares of common stock underlying such warrants, effective immediately following the consummation of our initial public offering.

Fair Value of Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Warrants

Note 9. Fair Value of Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the six months ended June 30, 2013 and 2012 and at June 30, 2013, April 5, 2013 (IPO valuation date) and December 31, 2012. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants:

Debt Guarantee	Issued During the Six Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$42.50	$10.00	$13.56	$9.60
Expected life (years)	4.73	1.33	2.42	2.66
Expected volatility	80.47%	56.12%	66.37%	67.71%
Risk-free interest rate	0.90%	0.15%	0.32%	0.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Series B	As of June 30, 2013	As of December 31, 2012
Exercise Price	$10.00	$9.60
Expected life (years)	2.42	2.92
Expected volatility	62.22%	61.44%
Risk-free interest rate	0.36%	0.36%
Expected dividend yield	0.00%	0.00%

Consulting	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$10.00	$10.00	$9.60
Expected life (years)	2.65	2.33	2.48
Expected volatility	60.70%	63.20%	63.29%
Risk-free interest rate	0.66%	0.27%	0.28%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Six Months Ended June 30,		Issued During the Three Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Financing	2013	2012
Exercise Price	$13.34	$42.50	$42.50	$10.00	$13.21	$9.60
Expected life (years)	9.78	4.84	4.91	2.75	8.30	6.66
Expected volatility	74.70%	79.43%	79.52%	60.95%	73.22%	73.38%
Risk-free interest rate	1.95%	0.84%	0.89%	0.66%	1.44%	1.06%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The assumed Company stock price used in computing the warrant fair value for warrants issued during the six months ended June 30, 2013 was $9.60 – $9.96 and $29.85 – $33.80 for the six months ended June 30, 2012. In determining the fair value of warrants issued at each reporting date, the assumed Company stock price was $9.96 at June 30, 2013 and $9.60 at December 31, 2012.

The following table summarizes the derivative warrant activity subject to fair value accounting for the six months ended June 30, 2013:

Issued with/for	Fair value of warrants outstanding as of December 31, 2012	Fair value of warrants issued	Reclassification to equity in IPO	Change in fair value of warrants	Fair value of warrants outstanding as of June 30, 2013
Series B Preferred Stock	$230,000	$—	$—	$(12,000)	$218,000
Debt Guarantee	5,679,000	—	(2,514,000)	(3,129,000)	36,000
Consulting	147,000	—	(108,000)	(38,000)	1,000
Financing	6,493,000	268,000	(4,548,000)	(1,950,000)	263,000

	$12,549,000	$268,000	$(7,170,000)	$(5,129,000)	$518,000

Note 13. Fair Value of Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants. Such adjustments were only applicable to 2012 due to the relative price of the warrants and the assumed Company stock price:

As of December 31,
2011
Series A
Exercise Price	$4.00
Expected life (years)	0.83
Expected volatility	64.13%
Risk-free interest rate	0.12%
Expected dividend yield	0.00%

	Issued During the Year Ended December 31,			As of December 31,
	2012	2011	2010	2012	2011
Debt Guarantee
Exercise Price	$9.60	$32.45	$25.00	$28.78	$25.85
Expected life (years)	4.66	5.00	5.42	2.66	3.26
Expected volatility	80.05%	77.35%	79.37%	67.71%	76.53%
Risk-free interest rate	0.82%	1.76%	1.60%	0.37%	0.51%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31, 2010	As of December 31,
		2012	2011
Series B
Exercise Price	$25.00	$9.60	$25.00
Expected life (years)	5.00	2.92	3.92
Expected volatility	80.22%	61.44%	81.59%
Risk-free interest rate	1.51%	0.36%	0.36%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2011	2010	2012	2011
Consulting
Exercise Price	$25.00	$13.65	$9.60	$16.25
Expected life (years)	5.00	5.00	2.48	3.48
Expected volatility	78.45%	81.12%	63.29%	81.87%
Risk-free interest rate	2.07%	2.59%	0.28%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2012	2011	2012	2011
Financing
Exercise Price	$23.69	$32.25	$9.60	$32.25
Expected life (years)	6.81	5.01	6.66	4.56
Expected volatility	77.74%	78.45%	73.38%	79.40%
Risk-free interest rate	1.19%	1.59%	1.06%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The assumed Company stock price used in computing the warrant fair value for warrants issued during the year is as follows: 2012—$9.60—$33.80; 2011—$ 11.90—$33.80; 2010—$4.80—$11.90. In determining the fair value of warrants issued at each reporting date, the assumed Company stock price was $9.60 at December 31, 2012 and $33.80 at December 31, 2011.

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2012, 2011 and 2010:

	Issued with Series A Preferred Stock	Issued with Series B Preferred Stock	Issued For Debt Guarantee	Issued For Consulting	Issued For Financing	Total
Fair value of warrants outstanding as of January 1, 2010	$27,000	$—	$1,409,000	$—	$—	$1,436,000
Fair value of warrants issued	—	328,000	415,000	65,000	—	808,000
Change in fair value of warrants	36,000	(14,000)	1,969,000	35,000	—	2,026,000

Fair value of warrants outstanding as of December 31, 2010	63,000	314,000	3,793,000	100,000	—	4,270,000
Fair value of warrants issued	—	—	831,000	69,000	1,970,000	2,870,000
Warrants amended	—	—	(6,415,000)	—	—	(6,415,000)
Change in fair value of warrants	157,000	846,000	8,784,000	278,000	323,000	10,388,000

Fair value of warrants outstanding as of December 31, 2011	220,000	1,160,000	6,993,000	447,000	2,293,000	11,113,000
Fair value of warrants issued	—	—	1,583,000	—	4,961,000	6,544,000
Fair value of warrants exercised	(55,000)	—	—	—	—	(55,000)
Warrant restructuring	—	—	268,000	—	2,217,000	2,485,000
Change in fair value of warrants	(165,000)	(930,000)	(3,165,000)	(300,000)	(2,978,000)	(7,538,000)

Fair value of warrants outstanding as of December 31, 2012	$—	$230,000	$5,679,000	$147,000	$6,493,000	$12,549,000

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that we have the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect our own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	June 30, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$518,000	—	—	$518,000

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

The warrant liability consists of stock warrants we issued that contain an exercise price adjustment feature. In accordance with derivative accounting for warrants, we calculated the fair value of warrants and the assumptions used are described in Note 9, “Fair Value of Warrants”. Realized and unrealized gains and losses related to the change in fair value of the warrant liability are included in Other income (expense) on the Statement of Operations.

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the six months ended June 30:

	2013	2012
Balance as of January 1	$12,549,000	$11,113,000
Issuances of derivative financial instruments	268,000	2,296,000
Derivative financial instruments reclassified to equity in IPO	(7,170,000)
Unrealized (gain) loss related to change in fair value	(5,129,000)	(3,036,000)

Balance as of June 30	$518,000	$10,373,000

Note 14. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that we have the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect our own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

	2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$11,113,000	—	—	$11,113,000

The warrant liability consists of stock warrants we issued that contain an exercise price adjustment feature. In accordance with derivative accounting for warrants, we calculated the fair value of warrants and the assumptions used are described in Note 13, “Fair Value of Warrants”. Realized and unrealized gains and losses related to the change in fair value of the warrant liability are included in Other income (expense) on the Statement of Operations.

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the year ended December 31:

	2012	2011
Balance as of January 1	$11,113,000	$4,270,000
Derivative financial instruments reclassified to equity upon amendment	—	(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000
Warrant restructuring	2,485,000	—
Warrant exercised	(55,000)	—
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000

Balance as of December 31	$12,549,000	$11,113,000

Joint Venture Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Joint Venture Agreement

Note 11. Joint Venture Agreement

In November 2011, we entered into an affiliation agreement with the Mayo Foundation for Medical Education and Research (“Mayo”) pursuant to which we agreed to form a joint venture with Mayo in May 2013 (to be funded by July 31, 2013 or such later date that we may negotiate with Mayo). The joint venture will take the form of a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”). In exchange for the membership interests in the JV, we will make capital contributions of $1.0 million (and potentially up to $6.0 million, subject to the joint venture entity’s achievement of certain operational milestones) over the next three years. In exchange for its membership interests, Mayo’s capital contribution will take the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be approximately equal to $6 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones. We are currently negotiating an amendment to our agreement to fund the joint venture to extend the dates and our payment schedule.

Note 16. Joint Venture Agreement

On November 7, 2011, we entered into an agreement with the Mayo Foundation for Medical Education and Research (“Mayo”) pursuant to which we agreed to form a joint venture with Mayo in August 2012 (subsequently extended to March 31, 2013). The joint venture will take the form of a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”). In exchange for the membership interests in the JV, we will make a capital contribution of $6 million, to be paid over a three year period. In exchange for its membership interests, Mayo’s capital contribution will take the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be approximately equal to $6 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones. In addition, on November 14, 2011, without any additional consideration, we granted Mayo 20,000 shares of our common stock, 13,200 of which shall initially be subject to certain forfeiture restrictions if the joint venture does not meet certain milestones. We applied accounting for share-based payments to non-employees and determined that a performance commitment for the 13,200 shares subject to restriction was not present at the date of grant and therefore the remaining shares will be valued and expensed as the restrictions lapse. We recorded expense of $150,000 during the fourth quarter of 2011 related to the 6,800 shares that were fully vested at the date of grant.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through June 30, 2013, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock of which Mr. Pappajohn assigned warrants to purchase 284,000 shares of common stock to certain third parties. Warrants to purchase 395,825 shares of common stock have been exercised by Mr. Pappajohn through June 30, 2013. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of these warrants outstanding retained by Mr. Pappajohn was 585,645 at $15.00 per share and 44,288 at $4.00 per share.

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 202,630 shares of common stock. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of warrants outstanding was 436,079 at $15.00 per share at June 30, 2013.

As of June 30, 2013 we had $1.5 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. Andrew Pecora (indirectly through an investment company), a member of our board of directors, and NNJCA, a limited liability company of which Dr. Pecora is a member originally provided $1.5 million and $500,000 of financing, respectively. On April 10, 2013, NNJCA converted $500,000 of its outstanding indebtedness into 50,000 shares of our common stock at the IPO price of $10.00 per share concurrent with our IPO.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at June 30, 2013) with the remaining $1.5 million maturing August 15, 2013. We had accrued a fee due to Pecora and NNJCA of $130,000 of which $50,527 was paid upon conversion of the notes. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Dr. Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Dr. Pecora will be junior only to DAM.

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, due April 1, 2014. Interest expense for the six months ended June 30, 2013 and 2012 totaled $2,357 and $4,200, respectively. (see Note 4 for additional information regarding the conversion of the promissory note into common stock concurrent with our IPO on April 10, 2013.). Pursuant to a consulting and advisory agreement, Dr. Chaganti also received options to purchase a total of 36,000 shares of common stock at price of $10.00 per share which vested over a two year period. Total non-cash stock-based compensation recognized under the consulting agreement for the six months ended June 30, 2013 and 2012 were $54,650 and $254,500, respectively. Additionally, we entered into a three-year consulting agreement with Dr. Chaganti expiring on September 30, 2013 pursuant to which Dr. Chaganti receives $5,000 per month for providing consulting and technical support services. Total expenses for each of the six month periods ended June 30, 2013 and 2012 were $30,000.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora received $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 12,000 shares of common stock at price of $10.00 per share which vested over a two year period. The cash component of this agreement was terminated by mutual consent in 2011. Total non-cash stock-based compensation recognized under the consulting agreement for the six months ended June 30, 2013 and 2012 were $0 and $112,320, respectively.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total consulting fees for each of the six month periods ended June 30, 2013 and 2012 were $60,000. As of June 30, 2013, we owed Equity Dynamics, Inc. $86,917.

Note 17. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through December 31, 2012, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock (See Notes 6 and 12).

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 196,159 shares of common stock. In October 2012, we recorded a debt and warrant restructuring charge of $2,319,512 related to our loan with Mr. Pappajohn and Mr. Oman and warrants with Mr. Pappajohn (See Notes 6 and 12).

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Interest expense totaled $8,400, $8,400, and $8,416 for the years ended December 31, 2012, 2011, and 2010, respectively. On September 7, 2011, the promissory note was amended to extend its due date to December 31, 2012 and to eliminate any equity conversion feature. In October 2012, we extended the maturity date until April 1, 2014 (see Note 6 for additional information and subsequent event).

On December 27, 2006, we issued a convertible promissory note in favor of our former Chief Executive Officer, the holder, which obligated us to pay the holder the sum of $40,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Pursuant to the terms of the separation agreement between us, we issued a lump sum payment of $120,000 to the holder upon termination of his employment and the holder released us from any claims, including any claim for repayment of this note. Interest expense totaled $0, $0, and $1,407 for the years ended December 31, 2012, 2011, and 2010, respectively, and accrued interest totaled $0 as of December 31, 2012 and 2011, respectively.

On June 19, 2009, we entered into agreements with TSG Partners, LLC (“TSG”) pursuant to which TSG agreed to provide us with strategic consulting services. Our current Chief Executive Officer, Panna Sharma, was the managing partner, founder and majority owner of TSG and was actively involved in the consulting services provided pursuant to such consulting agreement. We compensated TSG an aggregate of $97,575 (excluding expenses) in 2010, and $0 in 2011 and 2012. On September 23, 2010, we entered into a three-month consulting agreement with TSG for a fixed fee of $60,000 ($45,000 of which was payable in cash and $15,000 was payable in warrants) plus up to $5,000 of expenses. As of December 31, 2012 and 2011, we had no amount due to TSG. The three-month consulting agreement between us and TSG was reduced in scope and a revised total payment of $22,500 (excluding expenses) was paid in cash and no warrants were issued. While Mr. Sharma retains a majority ownership position with TSG, pursuant to certain agreements between Mr. Sharma and TSG, Mr. Sharma did not and will not profit from the services provided under such agreement.

On January 10, 2010, we issued a convertible promissory note in favor of our Senior Scientific Officer, Dr. Houldsworth, the holder, which obligates us to pay the holder the sum of $55,000, together with interest at the rate of 5.5% per annum, on or before January 10, 2011. The $55,000 represents fees owed to Dr. Houldsworth pursuant to our consulting agreement with Dr. Houldsworth. We repaid the $55,000, plus interest in the amount of $970 in 2010.

On July 1, 2010, we entered into a one-year consulting agreement with Edmund Cannon, a member of our board of directors, pursuant to which Mr. Cannon received $2,000 per calendar quarter for providing consulting services to us in connection with our clinical lab business. The agreement was terminated in 2011. Total expense under the consulting agreement was $4,000 in each 2011 and 2010.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora receives $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 20,000 shares of common stock at price of $25.00 per share which vests over a two year period. Total expense for 2010 under the consulting agreement was $20,000 paid in cash and $27,200 expensed under the stock option plan. Total expense for 2011 under the consulting agreement was $45,000 paid in cash and $235,560 expensed under the stock option plan. The cash component of this agreement was terminated by mutual consent in August 2011. Total expenses for 2012 under the consulting agreement were $142,740 expensed under the stock option plan.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total expenses for 2012 under the consulting agreement were $120,000. As of December 31, 2012, we owed Equity Dynamics, Inc. $132,679.

On September 15, 2010, we entered into a three-year consulting agreement with Dr. Chaganti, our Chairman, pursuant to which Dr. Chaganti receives $5,000 per month for providing consulting and technical support services. In addition, Dr. Chaganti received a non-qualified stock option to purchase 60,000 shares of common stock at a purchase price of $25.00 per share vesting quarterly beginning October 1, 2010. Also pursuant to the consulting agreement, Dr. Chaganti assigned to us all rights to any inventions which he may invent during the course of rendering consulting services to us. In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.

We issued 4,000 warrants to Mr. Thompson, a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

In February 2012, we granted 28,235 warrants proportionately to Pecora and NNJCA upon their funding of $0.5 million and $1.5 million, respectively, under a new Credit Agreement. (See Notes 6 and 12) On May 15, 2012 and on August 14, 2012, we issued 4,706 of these warrants proportionately to Pecora and NNJCA (Notes 6 and 12). On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000.

Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Contingencies

Note 13. Contingencies

In the normal course of business, the Company may become involved in various claims and legal proceedings. In the opinion of management, the ultimate liability or disposition thereof is not expected to have a material adverse effect on our financial condition, results of operations, or liquidity.

Note 15. Contingencies

In the normal course of business, the Company is involved in various claims and legal proceedings. In the opinion of management, the ultimate liability or disposition thereof is not expected to have a material adverse effect on our financial condition, results of operations or liquidity.

From 2000 to 2004, we operated a clinical laboratory in Milford, Massachusetts providing cancer screening services. The clinical laboratory participated in the Medicare program. The Office of the Inspector General of the U.S. Department of Health and Human Services and the United States Department of Justice informed us in February 2009 that they were contemplating commencing a civil False Claims Act action against us with respect to certain alleged improper billing practices and overpayments relating to operations at the Milford, Massachusetts clinical laboratory. In January 2012, we executed a settlement agreement with the United States Department of Justice. Pursuant to the settlement agreement, we neither admitted liability nor conceded that the claims of the United States are well founded. In January 2012, we paid to the United States the sum of $1,000,000. At December 31, 2011, we accrued approximately $1,000,000 in connection with the investigation. We received $400,000 in December 2011 from our insurance carrier related to this matter. The net amount shown in our statement of operations is a net recovery of $200,000 in 2011 and an expense of $800,000 in 2010.

Other Current Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

At December 31, 2012 and 2011, other current assets consisted of the following:

	2012	2011
Inventory probes and arrays	$233,767	$203,507
Prepaid expenses	255,511	65,762

	$489,278	$269,269

Lease Commitments	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Lease Commitments

Note 5. Lease Commitments

We lease our laboratory and research facilities and administrative office space in Rutherford, New Jersey under an escalating lease agreement that expires on October 6, 2017. The lease requires monthly rent for 10 years with periodic rent increases that vary from $1 to $2 per square foot of the rented premises per year. The difference between minimum rent and straight-line rent is recorded as deferred rent payable. The terms of the lease require that a $450,000 security deposit for the facility be held in a stand by letter of credit held in favor of the landlord (see Note 7).

We acquired office and scientific equipment under long term leases which have been capitalized at the present value of the minimum lease payments. The equipment under these capital leases had a cost of $49,601 and accumulated depreciation of $16,534, as of December 31, 2012.

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490

Rent expense for the years ended December 31, 2012, 2011 and 2010 was $516,173, $517,667, and $546,169, respectively.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Fixed Assets

Note 8. Fixed Assets

Fixed assets are summarized by major classifications as follows:

	2012	2011
Equipment	$1,914,215	$1,752,398
Furniture	461,119	461,119
Leasehold improvements	583,592	583,592

	2,958,926	2,797,109
Less accumulated depreciation	(1,994,003)	(1,656,473)

Net fixed assets	$964,923	$1,140,636

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss	Amount	% of Pretax Loss
Income tax benefit at federal statutory rate	$(2,333,000)	35.0%	$(6,960,000)	35.0%	$(2,943,000)	35.0%
State tax provision, net of federal tax benefit	(661,000)	9.5%	(604,000)	3.0%	(437,000)	5.2%
Tax credits	(82,000)	1.1%	(57,000)	0.3%	(26,000)	0.3%
Stock option permanent differences	85,000	-1.2%	43,000	-0.2%	33,000	-0.4%
Derivative warrant permanent differences	(1,926,000)	26.0%	3,636,000	-18.2%	16,000	-0.2%
Change in valuation allowance	4,858,000	-70.2%	5,320,000	-26.8%	2,543,000	-30.3%
Change in uncertain tax positions	—	0.0%	(1,395,000)	7.0%	1,003,000	-11.9%
Other	59,000	-0.2%	17,000	-0.1%	(189,000)	2.3%

Provision for income taxes	$—	0.0%	$—	0.0%	$—	0.0%

Approximate deferred taxes consist of the following components as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,134,000	$10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000

Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)

Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)

Net deferred taxes	$—	$—

Due to a history of losses we have generated since inception, we believe it is more-likely-than-not that all of the deferred tax assets will not be realized as of December 31, 2012 and 2011. Therefore, we have recorded a full valuation allowance on our deferred tax assets. We have net operating loss carryforwards for federal income tax purposes of approximately $38,000,000 as of December 31, 2012. The net operating loss carryforwards will begin to expire in 2027. Utilization of these carryforwards is subject to limitations due to ownership changes that may delay the utilization of a portion of the carryforwards.

In January 2013, the Company received approval from the State of New Jersey to sell $8,018,107 of gross state NOL carryforwards and executed a sale of such carryforwards, resulting in the receipt of $663,900. The Company transferred the NOL carryforwards through the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority. The amount of cash received from this sale will be recognized in the first quarter of 2013.

Uncertain Tax Positions: At December 31, 2012 and 2011 we had no uncertain tax positions. The aggregate changes in the balance of unrecognized tax benefits were as follows:

	2012	2011
Balance, beginning of year	$—	$1,395,000
Changes in expected tax position	—	(1,395,000)

Balance, end of year	$—	$—

During 2011, we changed a tax position that was expected to be taken on future tax returns related to stock-based compensation to non-employees which reduced our unrecognized tax benefits to zero at December 31, 2011. Therefore, at December 31, 2012 and 2011 we had no uncertain tax positions.

Liquidity and Going Concern	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Liquidity and Going Concern

Note 18. Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2012, we had cash and cash equivalents of $819,000 and a working capital deficit of $9.6 million. We have filed a Form S-1 with the Securities and Exchange Commission and are currently seeking funding in an IPO of our common stock. We believe our current cash resources, are sufficient to satisfy our liquidity requirements at our current level of operations only through March 31, 2013. If we do not consummate this offering prior to the end of March 2013, we expect that we will need to raise additional financing in the second quarter of 2013, which might not be available on favorable terms, if at all. We have received an oral commitment from Mr. Pappajohn to help us raise, or provide additional funding, should it become necessary to fund our operations for another quarter in order to allow us time to pursue discussions with potential private investors and strategic partners for raising additional capital privately. During the period, we would scale back our general and administrative activities and certain of our research and development activities. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation: The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions for interim reporting as they are prescribed by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2012 that are included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on April 5, 2013 (Prospectus). The consolidated balance sheet as of December 31, 2012, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Interim financial results are not necessarily indicative of the results that may be expected for future interim periods or for the year ending December 31, 2013.

Basis of presentation: We prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Revenues are recognized in the period in which they are earned. Expenses are recognized in the period in which the related liability is incurred.

Liquidity/Going Concern

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We intend to attempt to raise additional financing in the third quarter of 2013, which might not be available on favorable terms, if at all. On June 5, 2013, we filed a registration statement on Form S-1 for a proposed public offering of $15.0 million of our common stock. We can provide no assurances that we will be able sell shares of our common stock in this offering on favorable terms or at all. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all. If we are unable to secure additional financings we would scale back our general and administrative activities and certain of our research and development activities.

We believe our current cash resources will be sufficient to satisfy our liquidity requirements at our current level of operations only through August 31, 2013 and then only if we are able to extend the payment of $3.5 million in outstanding indebtedness that matures on August 15, 2013. We need to raise additional financing in the near term, through this offering or otherwise, to repay certain indebtedness and fund our current level of operations. Even if further extensions are obtained, we anticipate that we will need to secure additional financing to provide sufficient cash for normal operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to the section entitled “Capital Resources and Expenditure Requirements” in Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Form 10-Q of which these financial statements are a part.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including $663,900 received on January 22, 2013 from the sale of certain state NOL carryforwards, are sufficient to satisfy our liquidity requirements at our current level of operations through March 31, 2013.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 18, the Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 18. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due. In 2010, we were awarded a federal grant in the amount of $733,438 under the Qualifying Therapeutic Discovery Project which funded research targeted at new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S. or significantly advance the goal of curing cancer within 30 years. The qualifying expenditures were incurred in 2009 and 2010 and we have presented this grant in other income.

Accounts receivable

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received. The increase in the allowance from December 31, 2011 to December 31, 2012 was based upon the individual analysis of accounts receivable as described above.

Deferred IPO costs

Deferred Offering costs: Deferred offering costs represent legal, accounting and other direct costs related to our effort to raise capital through a stock offering. Future costs related to our offering activities will be deferred until the completion of the offering, at which time they will be reclassified to additional paid-in capital as a reduction of the offering proceeds. During the six months ended June 30, 2013, $617,706 in deferred offering costs were expensed in connection with our IPO and approximately $2.5 million in deferred offering costs were reclassified to additional paid-in capital. Additionally, $733,250 in deferred offering costs were reduced due to discounts given by vendors associated with that offering and $120,000 was refunded. At June 30, 2013 we had $143,000 in deferred offering costs in connection with the anticipated additional financing referred to above.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate our plan for an IPO, any deferred costs would be expensed at that time.

Warrant liability

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. Prior to our IPO, the measurement date fair value of the underlying common shares was based upon an external valuation of our shares. (See Notes 8 and 9). Subsequent to the IPO, we use the closing price of our shares on the OTC Bulletin Board.

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 12 and 13).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits. On January 22, 2013, we sold certain state net operating loss carryforwards. The proceeds of $663,900 are included in our income tax benefit for the six months ended June 30, 2013.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have established a full valuation allowance on our deferred tax assets as of December 31, 2012 and 2011, therefore we have not recognized any tax benefit or expense in the periods presented.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. See Note 9 for a discussion of uncertain tax positions.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on our consolidated balance sheets at December 31, 2012 or 2011, and we have not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012, 2011 or 2010.

Registration payment arrangements

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of June 30, 2013 and December 31, 2012, we have an accrued liability of $300,000 and $541,000, respectively, related to registration rights obligations associated with the issuance of Series B preferred stock and certain notes payable.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of December 31, 2012 and 2011, we have an accrued liability of $541,000 and $150,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 7.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 11.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Subsequent events	Subsequent events: We have evaluated potential subsequent events through August 2, 2013, which is the date the financial statements were issued.	Subsequent events: We have evaluated potential subsequent events through March 4, 2013, which is the date the financial statements were issued.
Earnings (loss) per share

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$(9,142,191)	$(1,860,461)	$(6,781,788)	$(2,932,978)
Less gain in fair value of warrant liability	—	1,456,000	5,129,000	3,036,000

Net (loss) for diluted earnings per share	$(9,142,191)	$(3,316,461)	$(11,910,788)	$(5,968,978)

Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	83,611	—	83,611

Potentially dilutive common shares	—	83,611	—	83,611

Denominator for diluted earnings per share – adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313

Basic net income (loss) per share	$(2.29)	$(1.38)	$(2.54)	$(2.19)

Diluted net loss per share	$(2.29)	$(2.32)	$(4.46)	$(4.20)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Common stock purchase warrants	1,926,477	939,729	1,926,477	939,729
Stock options	507,610	584,190	507,610	584,190
Common shares issuable upon conversion of Series A Preferred Stock	—	352,614	—	352,614
Common shares issuable upon conversion of Series B Preferred Stock	—	364,320	—	364,320

	2,434,087	2,240,853	2,434,087	2,240,853

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Segment Reporting

Segment Reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We view our operations and manage our business in one operating segment, which is the business of developing and selling diagnostic tests.

Deferred revenue		Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.
Fixed assets

Fixed assets: Fixed assets consist of diagnostic equipment, furniture and fixtures and leasehold improvements. Fixed assets are carried at cost and are depreciated over the estimated useful lives of the assets, which generally range from five to seven years. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the improvements. The straight-line method is used for depreciation and amortization. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the consolidated statement of operations.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in our estimate of future cash flows to determine recoverability of these assets. If our assumptions about these assets were to change as a result of events or circumstances, we may be required to record an impairment loss.

Loan guarantee fee		Loan guarantee fee: Loan guarantee fees are amortized on a straight-line basis over the term of the guarantee.
Patents

Patents: We account for intangible assets under ASC 350, Goodwill and Other Intangibles—30 General Intangibles Other than Goodwill. Patents consist of legal fees incurred and are recorded at cost and amortized over the useful lives of the assets, using the straight-line method. Certain patents are in the legal application process and therefore are not currently being amortized. We review the carrying value of patents at the end of each reporting period. Based upon our review, there were no intangible asset impairments in 2012, 2011 or 2010. Accumulated amortization of patents as of December 31, 2012 and 2011 was approximately $41,000 and $24,000, respectively. Future amortization expense for legally approved patents is estimated at $15,200 per year through 2018 and approximately $12,000, $5,500, and $2,800 for 2019, 2020, and 2021, respectively.

Research and development

Research and development: Research and development costs associated with service and product development include direct costs of payroll, employee benefits, stock-based compensation and supplies and an allocation of indirect costs including rent, utilities, depreciation and repairs and maintenance. All research and development costs are expensed as they are incurred.

Fair value of financial instruments

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, and capital leases approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 1 measurement under the fair value hierarchy, except for capital leases which are considered level 2. Due to the unique terms of our notes payable and lines of credit and the financial condition of the company, the fair value of the debt is not determinable. The fair value of warrants recorded as derivative liabilities is described in Note 13.

Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$(9,142,191)	$(1,860,461)	$(6,781,788)	$(2,932,978)
Less gain in fair value of warrant liability	—	1,456,000	5,129,000	3,036,000

Net (loss) for diluted earnings per share	$(9,142,191)	$(3,316,461)	$(11,910,788)	$(5,968,978)

Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	83,611	—	83,611

Potentially dilutive common shares	—	83,611	—	83,611

Denominator for diluted earnings per share – adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313

Basic net income (loss) per share	$(2.29)	$(1.38)	$(2.54)	$(2.19)

Diluted net loss per share	$(2.29)	$(2.32)	$(4.46)	$(4.20)

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Common stock purchase warrants	1,926,477	939,729	1,926,477	939,729
Stock options	507,610	584,190	507,610	584,190
Common shares issuable upon conversion of Series A Preferred Stock	—	352,614	—	352,614
Common shares issuable upon conversion of Series B Preferred Stock	—	364,320	—	364,320

	2,434,087	2,240,853	2,434,087	2,240,853

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Revenue and Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Schedule of Revenue by Payor Type

Revenue by payor type for the three and six months ended June 30, 2013 and 2012 is comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Medicare	$151,052	$269,838	$408,115	$408,605
Direct bill (including clinical trials clients)	1,226,852	344,115	1,738,199	684,247
Grants and royalty	—	184,500	—	195,000
Insurance carrier and all others	453,745	350,022	904,002	695,375

	$1,831,649	$1,148,475	$3,050,316	$1,983,227

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Schedule of Accounts Receivable by Payor Type

Accounts receivable by payor type at June 30, 2013 and December 31, 2012 consists of the following:

	June 30, 2013	December 31, 2012
Medicare	$347,677	$193,024
Direct bill (including clinical trials clients)	388,197	339,763
Insurance carrier and all others	563,367	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,263,241	$850,545

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

Notes Payable and Lines of Credit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of Short-Term and Long-Term Debt Obligations

Below is a summary of our short-term and long-term debt obligations as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
December 2011 Financing Transaction	$1,500,000	$4,000,000
Secured Note Payable, short-term	64,014	79,867
Unamortized debt discount	—	(243,300)

Notes Payable, Current Portion	$1,564,014	$3,836,567

Lines of Credit, Current Portion	$8,000,000	$3,000,000
Unamortized Debt Discount	(3,500)	(128,800)

Lines of Credit, Current Portion	$7,996,500	$2,871,200

December 2011 Financing Transaction	$—	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	—	1,000,000
Other Note Payable	—	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	—	(3,681,615)

Notes Payable, Long-Term	$—	$2,440,683

Lines of Credit, Long-Term	$—	$6,000,000

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

Conversion of Indebtedness into Shares of Common Stock

On April 10, 2013, we completed our IPO and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

Loss on Debt and Warrant Restructuring

 In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012

Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Employee and Nonemployee Stock Option Activity

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the six months ended June 30, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Granted	59,350	10.17
Cancelled or expired	(105,080)	20.61

Outstanding June 30, 2013	507,610	$7.61	6.78	$1,217,614

Exercisable, June 30, 2013	375,358	$6.87	6.44	$1,168,635

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Summary of Outstanding and Vested Stock Options Granted

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of June 30, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	5.84	$4.00	175,000	$4.00
4.80	33,840	6.55	4.80	24,348	4.80
10.00	292,970	7.32	10.00	175,910	10.00
11.75	5,600	9.79	11.75	—	—
12.50	200	7.44	12.50	100	12.50

Total	507,610	6.78	$7.61	375,358	$6.87

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

Effects of Stock-Based Compensation Related to Stock Option Awards

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of revenues	$11,967	$5,191	$14,179	$8,431
Research and development	35,962	129,537	90,798	269,112
General and administrative	94,112	86,314	152,267	160,724
Sales and marketing	30,693	66,775	32,625	126,417

Total stock-based compensation	$172,734	$287,817	$289,869	$564,684

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Employees [Member]
Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Three Months Ended June 30, 2013 A	Six Months Ended June 30,
		2013	2012
Volatility	77.11%	77.11%	74.39%
Risk free interest rate	0.76%	0.76%	1.43%
Dividend yield	0.00%	0.00%	0.00%
Term (years)	5.95	5.95	6.50
Weighted-average fair value of options granted during the period	$6.72	$6.72	$9.34

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

Non-employees [Member]
Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Volatility	76.21%	74.93%	76.04%	74.90%
Risk free interest rate	1.23%	1.44%	1.24%	1.45%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	7.46	8.35	7.58	8.52

The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86

Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Summary of Warrant Activity

The following table summarizes the warrant activity for the six months ended June 30, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	2013 Warrants Exercised	IPO Adjustments(E)	Warrants Outstanding June 30, 2013
Non-Derivative Warrants:
Financing	$10.00		—	—	—	243,334	243,334
Financing	15.00		—	—	—	436,079	436,079
Debt Guarantee	4.00		228,288	—	(24,000)	—	204,288
Debt Guarantee	10.00		—	—	—	237,500	237,500
Debt Guarantee	15.00		—	—	—	585,645	585,645
Series A Pref. Stock	14.10		65,329	—	—	—	65,329
Consulting	10.00		—	—	—	29,138	29,138

	12.30	F	293,617	—	(24,000)	1,531,696	1,801,313
Derivative Warrants:
Financing	10.00	B	—	—	—	60,000	60,000
Financing	25.00	B	60,000	—	—	(60,000)	—
Financing	42.50	BCD	75,294	—	—	(75,294)	—
Financing	42.50	AD	54,314	2,941	—	(57,255)	—
Financing	42.50	ACD	120,865	6,471	—	(127,336)	—
Debt Guarantee	10.00	A	—	—	—	12,500	12,500
Debt Guarantee	25.00	ACD	212,000	—	—	(212,000)	—
Debt Guarantee	25.00	AD	95,000	—	—	(95,000)	—
Debt Guarantee	25.00	A	5,000	—	—	(5,000)	—
Debt Guarantee	32.45	ACD	40,000	—	—	(40,000)	—
Debt Guarantee	42.50	ACD	38,392	—	—	(38,392)	—
Debt Guarantee	42.50	BCD	37,000	—	—	(37,000)	—
Series B Pref. Stock	10.00	B	—	—	—	52,464	52,464
Series B Pref. Stock	25.00	B	52,464	—	—	(52,464)	—
Consulting	10.00	B	—	—	—	200	200
Consulting	12.50	AD	4,030	—	—	(4,030)	—
Consulting	14.10	AD	10,000	—	—	(10,000)	—
Consulting	25.00	B	200	—	—	(200)	—
Consulting	25.00	AD	4,000	—	—	(4,000)	—

	10.00	F	808,559	9,412	—	(692,807)	125,164

	$12.15	F	1,102,176	9,412	(24,000)	838,889	1,926,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
E

On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

F	Weighted average exercise prices are as of June 30, 2013.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.

Fair Value of Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions Used in Computing Fair Value of Derivative Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the six months ended June 30, 2013 and 2012 and at June 30, 2013, April 5, 2013 (IPO valuation date) and December 31, 2012. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants:

Debt Guarantee	Issued During the Six Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$42.50	$10.00	$13.56	$9.60
Expected life (years)	4.73	1.33	2.42	2.66
Expected volatility	80.47%	56.12%	66.37%	67.71%
Risk-free interest rate	0.90%	0.15%	0.32%	0.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Series B	As of June 30, 2013	As of December 31, 2012
Exercise Price	$10.00	$9.60
Expected life (years)	2.42	2.92
Expected volatility	62.22%	61.44%
Risk-free interest rate	0.36%	0.36%
Expected dividend yield	0.00%	0.00%

Consulting	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$10.00	$10.00	$9.60
Expected life (years)	2.65	2.33	2.48
Expected volatility	60.70%	63.20%	63.29%
Risk-free interest rate	0.66%	0.27%	0.28%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Six Months Ended June 30,		Issued During the Three Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Financing	2013	2012
Exercise Price	$13.34	$42.50	$42.50	$10.00	$13.21	$9.60
Expected life (years)	9.78	4.84	4.91	2.75	8.30	6.66
Expected volatility	74.70%	79.43%	79.52%	60.95%	73.22%	73.38%
Risk-free interest rate	1.95%	0.84%	0.89%	0.66%	1.44%	1.06%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants. Such adjustments were only applicable to 2012 due to the relative price of the warrants and the assumed Company stock price:

As of December 31,
2011
Series A
Exercise Price	$4.00
Expected life (years)	0.83
Expected volatility	64.13%
Risk-free interest rate	0.12%
Expected dividend yield	0.00%

	Issued During the Year Ended December 31,			As of December 31,
	2012	2011	2010	2012	2011
Debt Guarantee
Exercise Price	$9.60	$32.45	$25.00	$28.78	$25.85
Expected life (years)	4.66	5.00	5.42	2.66	3.26
Expected volatility	80.05%	77.35%	79.37%	67.71%	76.53%
Risk-free interest rate	0.82%	1.76%	1.60%	0.37%	0.51%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31, 2010	As of December 31,
		2012	2011
Series B
Exercise Price	$25.00	$9.60	$25.00
Expected life (years)	5.00	2.92	3.92
Expected volatility	80.22%	61.44%	81.59%
Risk-free interest rate	1.51%	0.36%	0.36%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2011	2010	2012	2011
Consulting
Exercise Price	$25.00	$13.65	$9.60	$16.25
Expected life (years)	5.00	5.00	2.48	3.48
Expected volatility	78.45%	81.12%	63.29%	81.87%
Risk-free interest rate	2.07%	2.59%	0.28%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2012	2011	2012	2011
Financing
Exercise Price	$23.69	$32.25	$9.60	$32.25
Expected life (years)	6.81	5.01	6.66	4.56
Expected volatility	77.74%	78.45%	73.38%	79.40%
Risk-free interest rate	1.19%	1.59%	1.06%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Summary of Derivative Warrant Activity

The following table summarizes the derivative warrant activity subject to fair value accounting for the six months ended June 30, 2013:

Issued with/for	Fair value of warrants outstanding as of December 31, 2012	Fair value of warrants issued	Reclassification to equity in IPO	Change in fair value of warrants	Fair value of warrants outstanding as of June 30, 2013
Series B Preferred Stock	$230,000	$—	$—	$(12,000)	$218,000
Debt Guarantee	5,679,000	—	(2,514,000)	(3,129,000)	36,000
Consulting	147,000	—	(108,000)	(38,000)	1,000
Financing	6,493,000	268,000	(4,548,000)	(1,950,000)	263,000

	$12,549,000	$268,000	$(7,170,000)	$(5,129,000)	$518,000

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2012, 2011 and 2010:

	Issued with Series A Preferred Stock	Issued with Series B Preferred Stock	Issued For Debt Guarantee	Issued For Consulting	Issued For Financing	Total
Fair value of warrants outstanding as of January 1, 2010	$27,000	$—	$1,409,000	$—	$—	$1,436,000
Fair value of warrants issued	—	328,000	415,000	65,000	—	808,000
Change in fair value of warrants	36,000	(14,000)	1,969,000	35,000	—	2,026,000

Fair value of warrants outstanding as of December 31, 2010	63,000	314,000	3,793,000	100,000	—	4,270,000
Fair value of warrants issued	—	—	831,000	69,000	1,970,000	2,870,000
Warrants amended	—	—	(6,415,000)	—	—	(6,415,000)
Change in fair value of warrants	157,000	846,000	8,784,000	278,000	323,000	10,388,000

Fair value of warrants outstanding as of December 31, 2011	220,000	1,160,000	6,993,000	447,000	2,293,000	11,113,000
Fair value of warrants issued	—	—	1,583,000	—	4,961,000	6,544,000
Fair value of warrants exercised	(55,000)	—	—	—	—	(55,000)
Warrant restructuring	—	—	268,000	—	2,217,000	2,485,000
Change in fair value of warrants	(165,000)	(930,000)	(3,165,000)	(300,000)	(2,978,000)	(7,538,000)

Fair value of warrants outstanding as of December 31, 2012	$—	$230,000	$5,679,000	$147,000	$6,493,000	$12,549,000

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	June 30, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$518,000	—	—	$518,000

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

	2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$11,113,000	—	—	$11,113,000

Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the six months ended June 30:

	2013	2012
Balance as of January 1	$12,549,000	$11,113,000
Issuances of derivative financial instruments	268,000	2,296,000
Derivative financial instruments reclassified to equity in IPO	(7,170,000)
Unrealized (gain) loss related to change in fair value	(5,129,000)	(3,036,000)

Balance as of June 30	$518,000	$10,373,000

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the year ended December 31:

	2012	2011
Balance as of January 1	$11,113,000	$4,270,000
Derivative financial instruments reclassified to equity upon amendment	—	(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000
Warrant restructuring	2,485,000	—
Warrant exercised	(55,000)	—
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000

Balance as of December 31	$12,549,000	$11,113,000

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets	At December 31, 2012 and 2011, other current assets consisted of the following:

	2012	2011
Inventory probes and arrays	$233,767	$203,507
Prepaid expenses	255,511	65,762

	$489,278	$269,269

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Minimum Future Lease Payments Under All Capital and Operating Leases

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Fixed Assets Summary by Major Classifications

Fixed assets are summarized by major classifications as follows:

	2012	2011
Equipment	$1,914,215	$1,752,398
Furniture	461,119	461,119
Leasehold improvements	583,592	583,592

	2,958,926	2,797,109
Less accumulated depreciation	(1,994,003)	(1,656,473)

Net fixed assets	$964,923	$1,140,636

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Reconciliation

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss	Amount	% of Pretax Loss
Income tax benefit at federal statutory rate	$(2,333,000)	35.0%	$(6,960,000)	35.0%	$(2,943,000)	35.0%
State tax provision, net of federal tax benefit	(661,000)	9.5%	(604,000)	3.0%	(437,000)	5.2%
Tax credits	(82,000)	1.1%	(57,000)	0.3%	(26,000)	0.3%
Stock option permanent differences	85,000	-1.2%	43,000	-0.2%	33,000	-0.4%
Derivative warrant permanent differences	(1,926,000)	26.0%	3,636,000	-18.2%	16,000	-0.2%
Change in valuation allowance	4,858,000	-70.2%	5,320,000	-26.8%	2,543,000	-30.3%
Change in uncertain tax positions	—	0.0%	(1,395,000)	7.0%	1,003,000	-11.9%
Other	59,000	-0.2%	17,000	-0.1%	(189,000)	2.3%

Provision for income taxes	$—	0.0%	$—	0.0%	$—	0.0%

Components of Approximate Deferred Tax

Approximate deferred taxes consist of the following components as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,134,000	$10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000

Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)

Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)

Net deferred taxes	$—	$—

Aggregate Changes in Balance of Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

	2012	2011
Balance, beginning of year	$—	$1,395,000
Changes in expected tax position	—	(1,395,000)

Balance, end of year	$—	$—

Organization, Description of Business, Reverse Stock Splits and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2013	Mar. 01, 2013	Feb. 08, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012 Preferred Stock [Member] Before Amendment [Member]	Nov. 27, 2012 Preferred Stock [Member] After Amendment [Member]	Nov. 27, 2012 Series A Preferred Stock [Member]	Nov. 27, 2012 Series A-1 and our Series B preferred stock [Member]	Mar. 01, 2013 Reverse stock split [Member]	Feb. 08, 2013 Reverse stock split [Member]	Jun. 30, 2013 Cancer Genetics Italia SRL [Member]	Jun. 30, 2012 Cancer Genetics Italia SRL [Member]	Jun. 30, 2013 Cancer Genetics Italia SRL [Member]	Jun. 30, 2012 Cancer Genetics Italia SRL [Member]	Dec. 31, 2012 Cancer Genetics Italia SRL [Member]	Dec. 31, 2011 Cancer Genetics Italia SRL [Member]	Dec. 31, 2010 Cancer Genetics Italia SRL [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Total assets				$ 6,455,584		$ 6,455,584		$ 8,951,771	$ 7,031,463								$ 311,000		$ 311,000		$ 329,000	$ 236,000
Revenue				1,831,649	1,148,475	3,050,316	1,983,227	4,301,563	3,019,407	2,521,579							48,000	21,000	92,000	36,000	91,000	103,000	28,000
Reverse stock split ratio		0.4	0.5												0.4	0.5
Number of common stock sold at public offering	690,000			4,316,691		4,316,691		1,349,936	1,295,026
Public offering price per share	$ 10
Gross proceeds from initial public offering	6,900,000
Net proceeds from initial public offering	5,000,000					5,054,514
Aggregate number of Series A and Series B convertible preferred stock converted into common stock	1,287,325
Fair value of derivative warrants	7,200,000					7,170,000
Value of debt converted	9,634,300
Conversion of debt into common stock	963,430					12,596,066
Conversion of preferred stock						$ 241					$ 25,000,000	$ 15,000,000
Conversion ratio													0.6	0.2

Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Underwritten public offering	$ 15,000,000
Outstanding indebtedness	3,500,000
Outstanding indebtedness maturity date	Aug 15, 2013
Deferred offering costs reclassified to additional paid-in capital	2,500,000
Offering costs discounted	733,250
Deferred cost expected to be refunded	120,000
Deferred offering cost	617,706
Anticipated financing cost	143,000
Income tax benefit	(663,900)	(663,900)
Accrued liability related to registration rights obligations associated with the issuance of Series B preferred stock and certain notes payable	300,000	541,000
Federal grant awarded			733,438
Goal of curing cancer			30 years
Fixed assets, estimated useful lives						5 years	7 years
Accumulated amortization of patents				41,000	24,000
Future amortization expense, year 2013				15,200
Future amortization expense, year 2014				15,200
Future amortization expense, year 2015				15,200
Future amortization expense, year 2016				15,200
Future amortization expense, year 2017				15,200
Future amortization expense, year 2018				15,200
Future amortization expense, year 2019				12,000
Future amortization expense, year 2020				5,500
Future amortization expense, year 2021				2,800
Accrued liability								$ 541,000	$ 150,000

Significant Accounting Policies - Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss)	$ (9,142,191)	$ (1,860,461)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Less change in fair value of warrant liability	(170,000)	1,456,000	5,129,000	3,036,000	7,538,000	(10,388,000)	(2,026,000)
Net (loss) for diluted earnings per share	$ (9,142,191)	$ (3,316,461)	$ (11,910,788)	$ (5,968,978)	$ (14,203,627)	$ (19,887,040)	$ (8,407,341)
Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants		83,611		83,611	3,987
Potentially dilutive common shares		83,611		83,611	3,987
Denominator for diluted earnings per share - adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313	1,346,161	1,274,153	1,253,231
Basic net income (loss) per share	$ (2.29)	$ (1.38)	$ (2.54)	$ (2.19)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net income (loss) per share	$ (2.29)	$ (2.32)	$ (4.46)	$ (4.2)	$ (10.55)	$ (15.61)	$ (6.71)

Significant Accounting Policies - Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares Excluded from Calculation (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	2,434,087	2,240,853	2,434,087	2,240,853	2,372,450	2,165,663	1,983,614
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	1,926,477	939,729	1,926,477	939,729	1,102,176	888,739	745,732
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation	507,610	584,190	507,610	584,190	553,340	559,990	511,660
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation		352,614		352,614	352,614	352,614	352,614
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation		364,320		364,320	364,320	364,320	364,320
Secured Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation							9,288

Revenue and Accounts Receivable - Schedule of Revenue by Payor Type (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues By Payer Type [Line Items]
Revenue	$ 1,831,649	$ 1,148,475	$ 3,050,316	$ 1,983,227	$ 4,301,563	$ 3,019,407	$ 2,521,579
Medicare [Member]
Revenues By Payer Type [Line Items]
Revenue	151,052	269,838	408,115	408,605	753,248	717,661	605,776
Direct bill (including clinical trials clients) [Member]
Revenues By Payer Type [Line Items]
Revenue	1,226,852	344,115	1,738,199	684,247	1,594,509	350,290	408,356
Grants and royalty [Member]
Revenues By Payer Type [Line Items]
Revenue		184,500		195,000	556,940	315,195	110,000
Insurance carrier and all others [Member]
Revenues By Payer Type [Line Items]
Revenue	$ 453,745	$ 350,022	$ 904,002	$ 695,375	$ 1,396,866	$ 1,636,261	$ 1,397,447

Revenue and Accounts Receivable - Schedule of Accounts Receivable by Payor Type (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)	$ (24,050)
Accounts receivable, net	1,263,241	850,545	688,980
Medicare [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	347,677	193,024	152,186
Direct bill (including clinical trials clients) [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	388,197	339,763	64,183
Insurance carrier and all others [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 563,367	$ 353,758	$ 496,661

Revenue and Accounts Receivable - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivable [Line Items]
Sites accounted for approximately 10% or more of our revenue	1	3	1	3	3	2	3
Clinical testing [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	74.00%	62.00%	69.00%	61.00%	58.00%	63.00%	60.00%
Community hospitals [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	23.00%	52.00%	27.00%	48.00%	46.00%	29.00%	15.00%
Community hospitals [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		11.00%		12.00%
University teaching center [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					11.00%
University teaching center [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		13.00%		17.00%
Clinical trials client [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					13.00%
Clinical trials client [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	50.00%		38.00%
Community hospital network [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					10.00%	18.00%	12.00%
Community hospital network [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		11.00%		11.00%
Community Oncology Practice [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue						11.00%	11.00%
Regional reference laboratory [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue							11.00%

Notes Payable and Lines of Credit - Summary of Short-Term and Long-Term Debt Obligations (Detail) (USD $)	Jun. 30, 2013	Apr. 10, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008
Debt Obligations [Line Items]
Notes Payable, Current Portion	$ 1,564,014		$ 3,836,567	$ 100,000
Line of Credit, Principal Balance	1,500,000
Unamortized Debt Discount		(3,500,000)		(161,000)	(3,191)
Line of Credit, Current Portion	7,996,500		2,871,200
Lines of Credit, Long-Term			6,000,000	8,437,255
Notes Payable, Long-Term			2,440,683	1,912,365
December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,500,000		6,000,000
Secured Note Payable [Member]
Debt Obligations [Line Items]
Notes Payable, Current Portion		64,014
Other Note Payable [Member]
Debt Obligations [Line Items]
Notes Payable, Long-Term			100,000
Notes Payable, Current Portion [Member]
Debt Obligations [Line Items]
Unamortized debt discount			(243,300)
Notes Payable, Current Portion	1,564,014		3,836,567	100,000
Notes Payable, Current Portion [Member] | December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,500,000		4,000,000
Notes Payable, Current Portion [Member] | Secured Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	64,014		79,867
Notes Payable, Current Portion [Member] | Other Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance				100,000
Line of Credit, Current [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	8,000,000		3,000,000
Unamortized Debt Discount	(3,500)		(128,800)
Line of Credit, Current Portion	7,996,500		2,871,200
Notes Payable Noncurrent [Member]
Debt Obligations [Line Items]
Unamortized debt discount			(3,681,615)	(1,087,635)
Notes Payable, Long-Term			2,440,683	1,912,365
Notes Payable Noncurrent [Member] | December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			2,000,000	3,000,000
Notes Payable Noncurrent [Member] | Secured Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			22,298
Notes Payable Noncurrent [Member] | 2012 convertible debt financing transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			3,000,000
Notes Payable Noncurrent [Member] | December 2012 Bridge Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			1,000,000
Notes Payable Noncurrent [Member] | Other Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			100,000
Lines of Credit, Long-Term [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			6,000,000	9,000,000
Unamortized debt discount				(562,745)
Lines of Credit, Long-Term			$ 6,000,000	$ 8,437,255

Notes Payable and Lines of Credit - Conversion of Indebtedness into Shares of Common Stock (Detail) (USD $)	1 Months Ended	6 Months Ended	1 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Apr. 10, 2013 December 2011 Financing Transaction [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member]	Apr. 10, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member]	Feb. 13, 2013 Business Lines of Credit (DAM) [Member]	Apr. 10, 2013 Other Notes Payable and Accrued Interest [Member]
Debt Conversion [Line Items]
Converted Amount	$ 9,634,300		$ 4,500,000	$ 3,000,000	$ 1,000,000		$ 1,000,000	$ 1,000,000	$ 134,300
Common Shares	963,430	12,596,066	450,000	300,000	100,000	100,000	100,000		13,430

Notes Payable and Lines of Credit - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended							6 Months Ended	12 Months Ended		12 Months Ended			6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended									1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended								1 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended						0 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended					1 Months Ended		6 Months Ended			1 Months Ended		1 Months Ended
	Apr. 10, 2013	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 27, 2012	Sep. 06, 2012	Dec. 31, 2012 Scenario, Plan [Member]	Apr. 10, 2013 IPO [Member]	Dec. 31, 2012 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Feb. 11, 2013 John Pappajohn [Member] Minimum [Member]	Apr. 10, 2013 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member]	Jun. 30, 2013 Dr. Pecora [Member]	Feb. 13, 2013 Convertible Debt Securities [Member]	Feb. 13, 2013 Convertible Debt Securities [Member] John Pappajohn [Member]	Feb. 13, 2013 Convertible Debt Securities [Member] NNJCA [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member]	Oct. 15, 2012 December 2011 Financing Transaction [Member]	Dec. 22, 2011 December 2011 Financing Transaction [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Prime rate plus [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Maturing April 1, 2014 [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Maturing August 15, 2013 [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Maturing August 15, 2013 [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Short-term Debt [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Warrants issued as a consequence of not consummating IPO [Member]	Oct. 15, 2012 December 2011 Financing Transaction [Member] Prepay loan prior to February 12, 2013 [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Prepay loan prior to February 12, 2013 [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] Scenario, Plan [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] IPO [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Minimum [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Dec. 22, 2011 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] John Pappajohn [Member] Scenario, Plan [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] NNJCA [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] NNJCA [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] NNJCA [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] NNJCA [Member]	Jun. 30, 2013 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Apr. 10, 2013 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] Dr. Pecora [Member]	Feb. 13, 2012 December 2011 Financing Transaction [Member] Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Dec. 31, 2012 December 2011 Financing Transaction [Member] Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Oct. 23, 2012 December 2011 Financing Transaction [Member] Spouse [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member]	Nov. 27, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Prime rate plus [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Scenario, Plan [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Scenario, Plan [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member] Restated credit agreement [Member]	Aug. 27, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]	Dec. 31, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member] Restated credit agreement [Member]	Oct. 17, 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member] Restated credit agreement [Member]	Feb. 22, 2013 Convertible Debt Financing Transaction [Member] Class G Warrants [Member] Restated credit agreement [Member]	Apr. 10, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member] IPO [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member] IPO [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member] Prime rate plus [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member] John Pappajohn [Member] Scenario, Plan [Member]	Jun. 07, 2013 December 2012 Bridge Financing Transaction [Member] Warrants [Member] John Pappajohn [Member]	Mar. 07, 2013 December 2012 Bridge Financing Transaction [Member] Warrants [Member] John Pappajohn [Member]	Jun. 30, 2013 Wells Fargo Bank [Member]	Dec. 31, 2012 Wells Fargo Bank [Member]	Dec. 31, 2012 Wells Fargo Bank [Member] One Month London Interbank Offered Rate [Member]	Oct. 16, 2012 DAM Holdings, LLC [Member]	Mar. 31, 2012 DAM Holdings, LLC [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member] Scenario, Forecast [Member]	Mar. 23, 2011 DAM Holdings, LLC [Member] If certain maturity events do occur prior to April 1, 2013 [Member]	Oct. 17, 2012 DAM Holdings, LLC [Member] John Pappajohn [Member]	Oct. 17, 2012 DAM Holdings, LLC [Member] John Pappajohn [Member] Scenario, Plan [Member]	Feb. 13, 2013 DAM Holdings, LLC [Member] Convertible Debt Securities [Member]	Jun. 30, 2013 Secured Note Payable [Member]	Apr. 10, 2013 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Apr. 10, 2013 Other Note Payable [Member]	Dec. 31, 2012 Other Note Payable [Member]	Dec. 31, 2011 Other Note Payable [Member]	Jun. 30, 2013 Other Note Payable [Member]	Apr. 10, 2013 Wells Fargo [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member]	Feb. 13, 2013 Business Lines of Credit (DAM) [Member]	Jun. 30, 2012 Business Lines of Credit (DAM) [Member]	Jun. 30, 2013 Business Lines of Credit (DAM) [Member]	Mar. 19, 2013 Business Lines of Credit (DAM) [Member]	Dec. 31, 2012 Business Lines of Credit (DAM) [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member] IPO [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member] IPO [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] IPO [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] John Pappajohn [Member]	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member] Mr. Oman [Member]
Debt Instrument [Line Items]
Discount on notes	$ 3,500,000				$ 3,191				$ 161,000																																																				$ 1,642,490
Accrued fee on debt instrument	419,000						130,000																				130,000																																																																																52,500
Recognizable conversion feature in converted debt	3,000,000
Line of credit outstanding under credit agreement																																																																																																								6,000,000	2,000,000			2,000,000	2,000,000	3,000,000
Debt outstanding principal							1,500,000											500,000	1,500,000								1,500,000	6,000,000																2,000,000	4,000,000			1,000,000	1,500,000			500,000	500,000					2,000,000					3,000,000					1,750,000			1,250,000									1,000,000	1,000,000																															3,000,000						1,750,000		1,250,000
Notes Payable, Current Portion							1,564,014	3,836,567	100,000																							1,500,000																																																																		64,014
Conversion of outstanding debt to common stock	9,634,300																500,000						4,500,000																		4,000,000							500,000																										1,000,000																															1,000,000	1,000,000						3,000,000
Common Shares	963,430						12,596,066										50,000						450,000																									450,000																										100,000	100,000																									13,430					100,000							300,000
Conversion price of loan													$ 10																										$ 10																				$ 42.5			$ 42.5	$ 42.5													$ 42.5		$ 10	$ 10	$ 42.5																				$ 10											$ 10				$ 10	$ 10
Debt instrument spread on variable rate							6.25%																				6.25%		6.25%																																		6.25%	6.25%												6.25%						6.25%				1.75%		1.75%																										6.25%
Interest rate at period end							9.50%																				9.50%	9.50%																															9.50%				9.50%													9.50%				9.50%							1.96%																											9.50%
Debt instrument maturity date							Aug 15, 2013																							Apr 1, 2014	Aug 13, 2013		Aug 15, 2013																										Feb 26, 2014				Feb 26, 2014																	Jun 7, 2014						Apr 1, 2014	Apr 1, 2014			Apr 1, 2013											Apr 1, 2014	Apr 1, 2014					Aug 15, 2013
Debt instrument amount paid upon conversion of the notes							50,527																				50,527
IPO funding period																																																																																																																		181 days
Warrants duration																										5 years																																			10 years	10 years											10 years			10 years				10 years				10 years	10 years																													10 years
Warrants to purchase aggregate common stock																																																																												2,353																																						7,059
Exercise price				$ 4	$ 14.1	$ 14.1	$ 12.15 [1]	$ 25.3								$ 15								$ 42.5		$ 42.5																$ 42.5																	$ 42.5			$ 42.5														$ 42.5				$ 42.5				$ 42.5	$ 42.5						$ 12.5			$ 42.5																				$ 42.5
Borrowings from utilization of line of credit																																																																																						6,000,000	6,000,000				3,000,000
Interest on line of credit at end period																																																																																						1.95%
Line of credit, indebtedness																																																																																																									1,000,000
Prepayment penalty																																				320,000																																																																							35,422
Annual interest rate equal to prime rate																																																																																																											10.00%
Annual interest rate, maximum																																																																																																											18.00%
Debt instrument, interest rate																												12.00%																																																															10.00%		18.00%				18.00%		18.00%		8.50%	8.50%	8.50%
Notes Payable																																																																																																	64,014		102,165		100,000	100,000
Notes Payable, Long-Term								2,440,683	1,912,365																																																																																												100,000
Accrued interest on notes payable																																																																																																					34,300
Financing amount																														2,000,000	4,000,000												3,000,000	4,000,000		1,000,000				1,500,000	1,500,000			500,000	500,000												1,000,000		750,000	1,000,000		250,000
Loan repayment period																																						30 days
Gross proceeds from IPO	5,000,000						5,054,514					15,000,000																												15,000,000																																																				10,000,000
Warrant issued				228,288	3,546	8,865		70,598		65,328	70,598				10,157									9,412		84,705																20,669																	28,235		7,059	114,510											7,059							23,529				2,353	2,353					15,000
Warrant exercise price discount on IPO or merger price																										20.00%																																	20.00%
IPO or merger price																			$ 10							$ 53.13
Warrant issued		4,706	28,235																																								42,352													42,352	28,235																			2,353															60,000			101.57																							4,118		2,941
Number of days after IPO filing																												180 days																													181 days
Issuances of securities at a price below exercise price prior									150,000																												5,000,000	5,000,000									5,000,000																		5,000,000	5,000,000																	5,000,000												5,000,000
Debt converted into common stock																				3,500,000	2,000,000	500,000																						2,000,000																																																				1,000,000
Fair value of the warrants				6,415,000		12,854		144,000							298,000									267,000				2,052,000						421,000																										1,108,000	3,097,000															47,000	839,000													306,000	1,019,000																						221,000
Number of warrants agreed to be surrendered								193,176																	37,646
Increase in pre-payment penalties																																			130,000
Gain (loss) on warrant restructuring								(1,862,012)						(2,319,512)											328,000																	545,000																					1,506,512																										129,500					268,000
Warrant amended																																										75,294																																																				37,000
Debt instrument maturity date																								Apr 1, 2014
Conversion price of loan into common stock																																																											20.00%
IPO or merger price	$ 10							$ 10																																																			$ 53.13																	$ 10																																					$ 10
Warrants cancelled																																																														28,235
Lock-up agreement period after consummation of IPO																																																																													180 days
Debt instrument maturity date																																																																																											Apr 1, 2013
Warrant expiration date																																																																																											2016-03
Interest payment at maturity date																																																																																									52,500
Accrued interest on notes payable																																																																																																					$ 34,000	$ 36,000

[1]	Weighted average exercise prices are as of June 30, 2013.

Letter of Credit - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Apr. 06, 2012
Debt Disclosure [Abstract]
Stand-by letter of credit		$ 300,000	$ 300,000	$ 450,000	$ 450,000	$ 250,000
Letter of credit facility restricted amount		50,000	250,000
Letter of credit, reduced				(54,800)
Capital raise	$ 20,000,000

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended					12 Months Ended	1 Months Ended							1 Months Ended					12 Months Ended			12 Months Ended
	Apr. 10, 2013	Mar. 01, 2013	Feb. 08, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Cleveland Clinic [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Scenario, Plan [Member]	Apr. 10, 2013 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Actual [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Plan [Member]	Apr. 10, 2013 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Holders Agreed to the Waiver [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Maximum [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Actual [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] First 30 Day Period Following Expiration of Merger Period [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] 30 Day Period Following First Penalty Period [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Plan [Member]	Dec. 31, 2012 Series A-1 preferred stock [Member]
Capital Stock [Line Items]
Number of common stock sold at IPO	690,000			4,316,691	1,349,936	1,295,026	2,000
Underwriter's overallotment shares	90,000
Common stock sold at IPO, price per share	$ 10
Number of shares converted to common stock	1,287,325									376,525							910,800
Issue of authorized shares				9,764,000							588,000	588,000	588,000					2,000,000	2,000,000	2,000,000
Reverse stock split ratio		0.4	0.5
Preferred stock liquidation price												$ 8.46							$ 5
Preferred stock liquidation value												$ 4,971,866	$ 4,971,866						$ 9,108,000	$ 9,108,000
Common stock issuable up on conversion of preferred stock														376,550		352,614							910,800				364,320
Gross proceeds	$ 5,000,000			$ 5,054,514					$ 15,000,000
Preferred stock conversion price								$ 10							$ 14.1									$ 25
Percentage of preferred stock outstanding												9.01%																9.01%
Preferred shares penalty percentage																						11.00%			1.00%	2.00%
Preferred stock holders agreed to waiver											587,691	587,691	587,691					1,821,600	1,821,600	1,821,600	1,522,600

Stock Option Plans - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended						12 Months Ended								12 Months Ended
	Apr. 17, 2013	Apr. 05, 2013	Apr. 10, 2013	Jun. 30, 2013 Stock_Plan	Dec. 31, 2012 OptionPlans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Employees [Member]	Jun. 30, 2013 Employees [Member]	Jun. 30, 2012 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Jun. 30, 2013 Non-employees [Member]	Dec. 31, 2012 Non-employees [Member]	Dec. 31, 2011 Non-employees [Member]	Dec. 31, 2010 Non-employees [Member]	Jun. 30, 2013 Strike price of $25.00 or more [Member]	Jun. 30, 2013 Strike price of $12.50 [Member]	Jun. 30, 2013 2008 Stock Option Plan [Member]	Dec. 31, 2012 2008 Stock Option Plan [Member]	Apr. 01, 2010 2008 Stock Option Plan [Member]	Apr. 29, 2008 2008 Stock Option Plan [Member]	Dec. 31, 2012 2008 Stock Option Plan [Member] Maximum [Member]	Jun. 30, 2013 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 2011 Equity Incentive Plan [Member]	Oct. 12, 2012 2011 Equity Incentive Plan [Member]	Jun. 30, 2011 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Amended [Member]	Dec. 31, 2011 Before Amendment [Member]	Dec. 31, 2011 After Amendment [Member]	Dec. 31, 2012 Stock Option Exchange Program [Member] Strike price of $25.00 or more [Member]	Dec. 31, 2012 Stock Option Exchange Program [Member] Strike price of $12.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans				2
Number of common stock shares authorized for issuance																										350,000	350,000	350,000	150,000
Shares of common stock reserved for issuance																							550,000	251,475
Options granted maximum exercisable period																					10 years
Shares available for future awards																					122,390	76,660				350,000	350,000
Issuance of shares under Stock Options Plans				80,000
Stock options strike price																			$ 25	$ 12.5
Exchange options for number of options held with exercise price equal to initial public offering price, Percentage																			60.00%	80.00%													60.00%	80.00%
Price per share on equity offering			$ 10		$ 10														$ 10	$ 10
Outstanding stock options		336,300		507,610	553,340
Initial public offering exercisable lower price range		$ 12.5
Initial public offering exercisable upper price range		$ 33.8
Initial offering, options exchanged		242,070
Exercise price option	$ 11.75	$ 10
Approved options issued		53,500
Options issued, exercise price		$ 10
Additional shares available for future awards	5,850				49,100
Estimated fair value of common stock				$ 9.96	$ 9.6
Unrecognized compensation cost related to nonvested stock options granted									$ 879,831	$ 879,831		$ 846,810	$ 1,262,246		$ 27,300	$ 190,500	$ 1,061,270
Unrecognized compensation cost related to nonvested stock options granted expect to recognize, period (in years)										2 years 9 months 18 days		2 years 7 months 10 days	3 years 7 months 10 days		3 months	6 months	1 year 4 months 24 days
Issuance of common stock																		80,000
Options issued, exercise price							$ 4											$ 25
Equity incentive plans					2
Options granted exercisable period																									10 years
Options issued					80,000
Number of shares outstanding				507,610	553,340	559,990	511,660	220,000																						35,650			142,850	201,650
Exercise price				$ 7.61	$ 12.76	$ 12.85	$ 10.9	$ 4																							$ 4	$ 4.8	$ 25	$ 12.5
Estimated fair value of common stock					$ 9.6	$ 33.8	$ 11.9		$ 6.72	$ 6.72	$ 9.34	$ 23.35	$ 10.6	$ 4.6
Option exercised, amount received							1,600
Options exercised, total intrinsic value							$ 293,350
Surrendered shares							7,200

Stock Option Plans - Summary of Employee and Nonemployee Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding, Number of Shares Outstanding
Beginning balance	553,340	559,990	511,660	220,000
Granted	59,350	2,400	67,615	340,660
Exercised				(45,400)
Cancelled or expired	(105,080)	(9,050)	(19,285)	(3,600)
Ending balance	507,610	553,340	559,990	511,660	220,000
Exercisable	375,358	401,458
Options Outstanding, Weighted Average Exercise Price
Beginning balance	$ 12.76	$ 12.85	$ 10.9	$ 4
Granted	$ 10.17	$ 33.8	$ 26.73	$ 14.35
Exercised				$ 4
Cancelled or expired	$ 20.61	$ 23.43	$ 11.78	$ 4
Ending balance	$ 7.61	$ 12.76	$ 12.85	$ 10.9	$ 4
Exercisable	$ 6.87	$ 11.15
Weighted-Average Remaining Contractual Term (in years)
Outstanding	6 years 9 months 11 days	7 years 1 month 17 days	8 years 1 month 6 days	8 years 11 months 19 days	9 years 1 month 17 days
Exercisable	6 years 5 months 9 days	6 years 11 months 19 days
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 1,142,432	$ 11,737,710	$ 1,693,760	$ 176,400
Outstanding, ending balance	1,217,614	1,142,432	11,737,710	1,693,760	176,400
Exercisable	$ 1,168,635	$ 1,082,482

Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 05, 2013	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 33.8
Number of Shares Options Outstanding	336,300	507,610	553,340
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		6 years 9 months 11 days	7 years 1 month 17 days
Weighted-Average Exercise Price, Options Outstanding		$ 7.61	$ 12.76
Number of Shares Options Vested and Exercisable		375,358	401,458
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 6.87	$ 11.15
Exercise Price 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 4	$ 4
Number of Shares Options Outstanding		175,000	175,000
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		5 years 10 months 2 days	6 years 3 months 29 days
Weighted-Average Exercise Price, Options Outstanding		$ 4	$ 4
Number of Shares Options Vested and Exercisable		175,000	175,000
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 4	$ 4
Exercise Price 4.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 4.8	$ 4.8
Number of Shares Options Outstanding		33,840	33,840
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		6 years 6 months 18 days	7 years 18 days
Weighted-Average Exercise Price, Options Outstanding		$ 4.8	$ 4.8
Number of Shares Options Vested and Exercisable		24,348	21,350
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 4.8	$ 4.8
Exercise Price 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 12.5	$ 12.5
Number of Shares Options Outstanding		200	201,650
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		7 years 5 months 9 days	7 years 3 months 7 days
Weighted-Average Exercise Price, Options Outstanding		$ 12.5	$ 12.5
Number of Shares Options Vested and Exercisable		100	118,430
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 12.5	$ 12.5
Exercise Price 25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 25
Number of Shares Options Outstanding			130,200
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			7 years 10 months 6 days
Weighted-Average Exercise Price, Options Outstanding			$ 25
Number of Shares Options Vested and Exercisable			83,486
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 25
Exercise Price 31.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 31.65
Number of Shares Options Outstanding			2,250
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			8 years 9 months 4 days
Weighted-Average Exercise Price, Options Outstanding			$ 31.65
Number of Shares Options Vested and Exercisable			525
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 31.65
Exercise Price 33.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 33.8
Number of Shares Options Outstanding			10,400
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			9 years 7 days
Weighted-Average Exercise Price, Options Outstanding			$ 33.8
Number of Shares Options Vested and Exercisable			2,667
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 33.8
Exercise Price 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 10
Number of Shares Options Outstanding		292,970
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		7 years 3 months 26 days
Weighted-Average Exercise Price, Options Outstanding		$ 10
Number of Shares Options Vested and Exercisable		175,910
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 10
Exercise Price 11.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 11.75
Number of Shares Options Outstanding		5,600
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		9 years 9 months 15 days
Weighted-Average Exercise Price, Options Outstanding		$ 11.75

Stock Option Plans - Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted during the period					9.6	33.8	11.9
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	77.11%		77.11%	74.39%	77.39%	76.13%	78.02%
Risk free interest rate	0.76%		0.76%	1.43%	1.43%	2.67%	3.20%
Dividend yield	0.00%		0.00%	0.00%
Term (years)	5 years 11 months 12 days		5 years 11 months 12 days	6 years 6 months	6 years 6 months	6 years 5 months 9 days	6 years 5 months 19 days
Weighted-average fair value of options granted during the period	6.72		6.72	9.34	23.35	10.6	4.6
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.21%	74.93%	76.04%	74.90%	75.01%	75.45%	77.89%
Risk free interest rate	1.23%	1.44%	1.24%	1.45%	1.26%	2.85%	2.76%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	7 years 5 months 16 days	8 years 4 months 6 days	7 years 6 months 29 days	8 years 6 months 7 days	8 years 3 months 11 days	9 years 2 months 23 days	9 years 10 months 10 days

Stock Option Plans - Effects of Stock-Based Compensation Related to Stock Option Awards (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	$ 172,734	$ 287,817	$ 289,869	$ 564,684	$ 915,361	$ 943,117	$ 455,975
Cost of revenues [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	11,967	5,191	14,179	8,431	11,753	9,603	17,748
Research and development [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	35,962	129,537	90,798	269,112	460,321	423,950	64,038
General and administrative [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	94,112	86,314	152,267	160,724	297,175	263,693	323,380
Selling and marketing [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	$ 30,693	$ 66,775	$ 32,625	$ 126,417	$ 146,112	$ 245,871	$ 50,809

Warrants - Additional Information (Detail) (USD $)	1 Months Ended									6 Months Ended		12 Months Ended				1 Months Ended	6 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 29, 2013	Apr. 10, 2013	Sep. 27, 2012	Sep. 06, 2012	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member]	Mar. 31, 2012 Line of Credit [Member]	Mar. 31, 2011 Line of Credit [Member]	Oct. 31, 2012 December 2011 Financing Transactions [Member]	Dec. 31, 2012 December 2011 Financing Transactions [Member]	Dec. 31, 2011 December 2011 Financing Transactions [Member]	Apr. 01, 2010 Consulting and advisory agreement [Member]	May 07, 2008 Series A Preferred Stock [Member]	Feb. 04, 2008 Series A Preferred Stock [Member]	Nov. 14, 2011 Series A Preferred Stock [Member]	Nov. 18, 2010 Series B Preferred Stock [Member]	Apr. 01, 2010 Warrant One [Member] Consulting and advisory agreement [Member]	Nov. 14, 2007 Warrant One [Member] Series A Preferred Stock [Member]	Apr. 01, 2010 Warrant Two [Member] Consulting and advisory agreement [Member]	Nov. 14, 2007 Warrant Two [Member] Series A Preferred Stock [Member]	May 07, 2008 Extended Maturity [Member] Series A Preferred Stock [Member]	Feb. 04, 2008 Extended Maturity [Member] Series A Preferred Stock [Member]	Jul. 06, 2013 Subsequent Event [Member]	Jul. 08, 2013 Subsequent Event [Member]	Feb. 11, 2013 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Feb. 22, 2013 John Pappajohn [Member] 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 John Pappajohn [Member] December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Dec. 31, 2011 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Dec. 31, 2010 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Oct. 31, 2012 John Pappajohn [Member] December 2011 Financing Transactions [Member]	Dec. 31, 2012 John Pappajohn [Member] Bridge Loan [Member]	Oct. 22, 2012 John Pappajohn [Member] Maximum [Member]	Feb. 11, 2013 John Pappajohn [Member] Minimum [Member]	Feb. 11, 2013 John Pappajohn [Member] Waived Price and Share Adjustment Provisions [Member]	Feb. 22, 2013 Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]	Feb. 11, 2013 Certain Warrant Holders [Member]	Dec. 31, 2012 Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Oct. 31, 2012 Mr. Pappajohn and Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 Mr. Pappajohn and Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]
Class of Warrant or Right [Line Items]
Warrants granted					4,706	28,235												2,353		15,000	60,000	20,669	112,940																	4,118		1,051,506			9,412	23,529				2,941		4,000	114,510	28,235
Fair value of warrants at the date of issue							$ 6,415,000		$ 12,854			$ 144,000				$ 221,000		$ 47,000	$ 839,000	$ 306,000	$ 1,019,000	$ 606,000	$ 1,522,000	$ 951,000	$ 65,000	$ 13,769	$ 59,671	$ 53,685	$ 328,000										$ 298,000			$ 1,555,000	$ 831,000	$ 415,000	$ 267,000	$ 837,000						$ 69,000	$ 4,090,000	$ 1,107,000
Term of warrants																10 years		10 years
Price per share on equity offering		$ 10										$ 10				$ 10		$ 10
Final IPO price to determine exercise price of the warrants																																						$ 15
Adjusted exercise price of warrants on initial public offerings																																						$ 15
Warrants to purchase common stock, issued			65,328	70,598			228,288	3,546	8,865			70,598														13,768	56,829		52,464	4,030	30,000	10,000	18,616	12,934	52,439				10,157		23,529										114,030
Shares issuable on exercise of warrants										838,889	[1]
Number of warrants effected with adjusted exercise price										1,656,860
Proceed from warrants exercised	96,000												49,999																								96,000
Warrants exercised to purchase common stock	24,000																																			6,000	24,000
Common stock per share value on warrant exercised	$ 4																																			$ 4	$ 4
Warrants surrendered												193,176										37,646														2,072
Warrants issued										9,412		476,688	146,553	138,494																						3,928
Common stock warrants, exercise price							$ 4	$ 14.1	$ 14.1	$ 12.15	[2]	$ 25.3					$ 42.5	$ 42.5								$ 14.1	$ 14.1		$ 25	$ 12.5	$ 10.75	$ 14.1	$ 14.1								$ 42.5						$ 42.5	$ 15
Warrants to purchase common stock, recorded as discount on debt		3,500,000						3,191					161,000
Warrants issued to a consultant for services provided												200
Warrants amended																						75,294
Warrants, lock-up agreement period			180 days	180 days
Warrants exercised, shares										24,000		54,910	3,546
Warrants exercised, value												$ 690,227
Warrants, expired												15,164
Shares issuable on exercise of warrants outstanding										1,926,477		1,919,643
Common stock warrants, exercise price description																																						Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him.
Aggregate shares of common stock underlying warrants										1,926,477		1,102,176	888,739	745,732	607,238																																		72,000

[1]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.
[2]	Weighted average exercise prices are as of June 30, 2013.

Warrants - Summary of Warrant Activity (Detail) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended						12 Months Ended									12 Months Ended							12 Months Ended							1 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			6 Months Ended																													12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended
	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Warrant Issued With [Member]	Dec. 31, 2011 Warrant Issued With [Member]	Dec. 31, 2009 Warrant Issued With [Member]	Dec. 31, 2012 Warrant Issued For [Member]	Dec. 31, 2011 Warrant Issued For [Member]	Dec. 31, 2010 Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued With [Member]	Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued With [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2009 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2010 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2010 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2009 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		May 07, 2008 Series A Preferred Stock [Member]	Feb. 04, 2008 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Nov. 18, 2010 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Warrant Issued For [Member]		Dec. 31, 2010 Series B Preferred Stock [Member] Warrant Issued For [Member]	Jun. 30, 2013 Warrants Other Warrants [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Series A Preferred Stock [Member] Warrant Issued With [Member]	Jun. 30, 2013 Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Series B Preferred Stock [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Series B Preferred Stock [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued With [Member]	Dec. 31, 2011 Financing [Member] Warrant Issued With [Member]	Dec. 31, 2009 Financing [Member] Warrant Issued With [Member]	Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Dec. 31, 2011 Financing [Member] Warrant Issued For [Member]	Jun. 30, 2013 Financing [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Dec. 31, 2011 Financing [Member] Warrant Issued For [Member]	Jun. 30, 2013 Financing [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2010 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2010 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2011 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2011 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants, exercise price	$ 4	$ 14.1	$ 14.1	$ 12.15	[1]	$ 25.3			$ 6.25			$ 32.22			$ 4		$ 25	[2]			$ 25	[2],[3]		$ 25	[2]			$ 32.45	[2],[3]		$ 42.5	[2],[3],[4]	$ 42.5	[3],[4],[5]	$ 14.1	$ 14.1	$ 4 [2]			$ 10.75			$ 14.1			$ 25	$ 25	[5]		$ 12.3	[1]	$ 4		$ 10		$ 15		$ 14.1	$ 10	[1]	$ 25	[6],[7]	$ 10	[6]	$ 25	[6],[7],[8]	$ 25	[6]	$ 32.45	[6],[7],[8]	$ 42.5	[6],[7],[8]	$ 42.5	[7],[8],[9]	$ 10	[9]	$ 25	[9]	$ 14.1			$ 42.5	[7],[8],[9]	$ 25	[5]		$ 10	$ 42.5	[3],[4],[5]		$ 15	$ 42.5	[2],[4]	$ 10	[9]	$ 42.5	[2],[3],[4]	$ 25	[9]	$ 12.5	[2]		$ 10	$ 14.1	[2]		$ 10	[9]	$ 25	[5]		$ 12.5	[6],[7]	$ 25	[2]		$ 14.1	[6],[7]	$ 42.5	[6],[7]	$ 42.5	[6],[7],[8]	$ 25	[9]	$ 25	[6],[7]
Warrants outstanding, beginning balance				1,102,176		888,739	745,732	607,238	356,367	131,625	131,625	532,372	614,107	475,613	228,288		212,000		228,288	228,288	212,000		140,000	100,000		100,000	100,000	40,000		228,288	212,000		212,000				7,325	7,325	7,325	30,000	30,000	30,000	89,214	89,214	89,214		52,464			293,617		228,288		228,288		228,288		65,329	808,559		95,000		95,000		212,000		5,000		40,000		38,392		37,000		52,464		52,464		8,865	12,411	12,411	75,294		60,000				42,353				60,000		75,294		60,000		60,000		4,030				10,000			4,030		200			4,030		4,000			10,000		54,314		120,865		200		4,000
Warrants issued				9,412		476,688	146,553	138,494				476,688	146,553	138,494			75,392		40,000		75,392		72,000	75,392				75,392		40,000	75,392		37,000																52,464										9,412																							2,941		189,117		60,000		189,117		42,353		54,314		2,941		120,865		2,941				4,030				10,000					200					4,000			2,941		6,471
Warrants exercised				(24,000)		(54,910)	(3,546)		(51,098)	(3,546)		(3,812)																									(3,812)			(30,000)			(18,616)							(24,000)		(24,000)		(24,000)		(24,000)																							(2,482)	(3,546)
IPO adjustments				838,889	[10]																																													1,531,696	[10]	237,500	[10]	237,500	[10]	585,645	[10]		(692,807)	[10]	(95,000)	[10]	12,500	[10]	(212,000)	[10]	(5,000)	[10]	(40,000)	[10]	(38,392)	[10]	(37,000)	[10]	52,464	[10]	(52,464)	[10]				(75,294)	[10]				243,334 [10]				436,079 [10]			60,000	[10]			(60,000)	[10]				29,138 [10]				200	[10]				(4,030)	[10]				(10,000)	[10]	(57,255)	[10]	(127,336)	[10]	(200)	[10]	(4,000)	[10]
Warrants outstanding, ending balance				1,926,477		1,102,176	888,739	745,732	293,617	356,367	131,625	808,559	532,372	614,107	228,288	228,288	212,000		40,000	228,288	212,000		212,000	100,000		100,000	100,000	40,000		40,000	38,392		37,000					7,325	7,325		30,000	30,000	65,329	89,214	89,214		52,464		52,464	1,801,313		204,288		237,500		585,645		65,329	125,164		12,500		12,500		12,500		12,500		12,500		12,500		12,500		52,464		52,464			8,865	12,411	60,000		60,000		60,000	243,334	75,294		42,353	436,079	54,314		60,000		120,865		60,000		4,030		4,030	29,138	10,000		10,000	200		200		200	200		4,000		4,000	200		60,000		60,000		200		200
Warrants amended										228,288			(228,288)			228,288			(228,288)											(228,288)
Warrants, surrendered						(193,176)						(193,176)					(37,000)				(37,000)			(37,000)				(37,000)			(37,000)		(37,000)																																																			(156,176)				(156,176)				(156,176)				(156,176)
Warrants, expired						(15,165)			(11,652)			(3,513)																									(3,513)						(5,269)																																				(6,383)

[1]	Weighted average exercise prices are as of June 30, 2013.
[2]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
[3]	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
[4]	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
[5]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
[6]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
[7]	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
[8]	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
[9]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
[10]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

Warrants - Summary of Warrant Activity (Parenthetical) (Detail) (USD $)	1 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Dec. 31, 2012	Feb. 11, 2013 IPO [Member]	Feb. 11, 2013 Subsequent Event [Member] IPO [Member]
Schedule Of Outstanding Options And Warrants [Line Items]
Share price of warrants held by related party				$ 15	$ 15
Warrants held by director in total				530,022	523,551
Share price of common stock at the completion of IPO	$ 10
Shares issuable on exercise of warrants outstanding		1,926,477	1,919,643
Number of warrants effected with adjusted exercise price		1,656,860

Fair Value of Warrants - Assumptions Used in Computing Fair Value of Derivative Warrants (Detail) (USD $)	1 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Debt Guarantee [Member]	Apr. 05, 2013 Debt Guarantee [Member]	Dec. 31, 2012 Debt Guarantee [Member]	Dec. 31, 2011 Debt Guarantee [Member]	Jun. 30, 2012 Debt Guarantee [Member]	Dec. 31, 2012 Debt Guarantee [Member]	Dec. 31, 2011 Debt Guarantee [Member]	Dec. 31, 2010 Debt Guarantee [Member]	Dec. 31, 2011 Series A [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Apr. 05, 2013 Consulting [Member]	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Jun. 30, 2013 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Dec. 31, 2010 Consulting [Member]	Jun. 30, 2013 Financing [Member]	Apr. 05, 2013 Financing [Member]	Dec. 31, 2012 Financing [Member]	Dec. 31, 2011 Financing [Member]	Jun. 30, 2013 Financing [Member]	Jun. 30, 2013 Financing [Member]	Jun. 30, 2012 Financing [Member]	Dec. 31, 2012 Financing [Member]	Dec. 31, 2011 Financing [Member]
Changes In Fair Value Of Warrants [Line Items]
Exercise Price	$ 10	$ 13.56	$ 9.6		$ 42.5	$ 9.6				$ 10	$ 9.6			$ 10	$ 9.6		$ 10
Exercise Price			$ 28.78	$ 25.85		$ 9.6	$ 32.45	$ 25	$ 4		$ 9.6	$ 25	$ 25		$ 9.6	$ 16.25		$ 25	$ 13.65	$ 10	$ 13.21	$ 9.6	$ 32.25	$ 42.5	$ 13.34	$ 42.5	$ 23.69	$ 32.25
Expected life (years)	1 year 3 months 29 days	2 years 5 months 1 day	2 years 7 months 28 days	3 years 3 months 4 days	4 years 8 months 23 days	4 years 7 months 28 days	5 years	5 years 5 months 1 day	9 months 29 days	2 years 5 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day	5 years	2 years 3 months 29 days	2 years 5 months 23 days	3 years 5 months 23 days	2 years 7 months 24 days	5 years	5 years	2 years 9 months	8 years 3 months 18 days	6 years 7 months 28 days	4 years 6 months 22 days	4 years 10 months 28 days	9 years 9 months 11 days	4 years 10 months 2 days	6 years 9 months 22 days	5 years 4 days
Expected volatility	56.12%	66.37%	67.71%	76.53%	80.47%	80.05%	77.35%	79.37%	64.13%	62.22%	61.44%	81.59%	80.22%	63.20%	63.29%	81.87%	60.70%	78.45%	81.12%	60.95%	73.22%	73.38%	79.40%	79.52%	74.70%	79.43%	77.74%	78.45%
Risk-free interest rate	0.15%	0.32%	0.37%	0.51%	0.90%	0.82%	1.76%	1.60%	0.12%	0.36%	0.36%	0.36%	1.51%	0.27%	0.28%	0.47%	0.66%	2.07%	2.59%	0.66%	1.44%	1.06%	0.83%	0.89%	1.95%	0.84%	1.19%	1.59%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fair Value of Warrants - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Fair value of warrants issue price	$ 9.96	$ 9.6		$ 33.8
Minimum [Member]
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.6	$ 9.6	$ 29.85	$ 11.9	$ 4.8
Maximum [Member]
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.96	$ 33.8	$ 33.8	$ 33.8	$ 11.9

Fair Value of Warrants - Summary of Derivative Warrant Activity (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		$ 12,549,000	$ 11,113,000	$ 4,270,000	$ 1,436,000
Fair value of warrants issued		268,000
Fair value of warrants issued			6,544,000	2,870,000	808,000
Reclassification to equity in IPO	(7,200,000)	(7,170,000)
Fair value of warrants exercised			(55,000)
Warrants amended				(6,415,000)
Warrant restructuring			2,485,000
Change in fair value of warrants		(5,129,000)	(7,538,000)	10,388,000	2,026,000
Ending balance		518,000	12,549,000	11,113,000	4,270,000
Series A Preferred Stock [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance			220,000	63,000	27,000
Fair value of warrants exercised			(55,000)
Change in fair value of warrants			(165,000)	157,000	36,000
Ending balance				220,000	63,000
Series B Preferred Stock [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		230,000	1,160,000	314,000
Fair value of warrants issued					328,000
Change in fair value of warrants		(12,000)	(930,000)	846,000	(14,000)
Ending balance		218,000	230,000	1,160,000	314,000
Debt Guarantee [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		5,679,000	6,993,000	3,793,000	1,409,000
Fair value of warrants issued			1,583,000	831,000	415,000
Reclassification to equity in IPO		(2,514,000)
Warrants amended				(6,415,000)
Warrant restructuring			268,000
Change in fair value of warrants		(3,129,000)	(3,165,000)	8,784,000	1,969,000
Ending balance		36,000	5,679,000	6,993,000	3,793,000
Consulting [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		147,000	447,000	100,000
Fair value of warrants issued				69,000	65,000
Reclassification to equity in IPO		(108,000)
Change in fair value of warrants		(38,000)	(300,000)	278,000	35,000
Ending balance		1,000	147,000	447,000	100,000
Financing [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		6,493,000	2,293,000
Fair value of warrants issued		268,000
Fair value of warrants issued			4,961,000	1,970,000
Reclassification to equity in IPO		(4,548,000)
Warrant restructuring			2,217,000
Change in fair value of warrants		(1,950,000)	(2,978,000)	323,000
Ending balance		$ 263,000	$ 6,493,000	$ 2,293,000

Fair Value Measurements - Summary of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 518,000	$ 12,549,000	$ 11,113,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 518,000	$ 12,549,000	$ 11,113,000

Fair Value Measurements - Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning Balance		$ 12,549,000	$ 11,113,000	$ 11,113,000	$ 4,270,000
Derivative financial instruments reclassified to equity upon amendment					(6,415,000)
Issuances of derivative financial instruments		268,000	2,296,000	6,544,000	2,870,000
Derivative financial instruments reclassified to equity in IPO	(7,200,000)	(7,170,000)
Unrealized (gain) loss related to change in fair value		(5,129,000)	(3,036,000)	(7,538,000)	10,388,000
Ending Balance		518,000	10,373,000	12,549,000	11,113,000
Warrant Restructuring [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Warrant restructuring/exercised				2,485,000
Warrants Exercised [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Warrant restructuring/exercised				$ (55,000)

Joint Venture Agreement - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	6 Months Ended
	Nov. 14, 2011	Dec. 31, 2011	Nov. 14, 2011 Subject to Certain Forfeiture Restrictions [Member]	Dec. 31, 2011 Vested [Member]	Mar. 31, 2013 Joint Venture Agreement [Member]	Jun. 30, 2013 Joint Venture Agreement [Member]	Jun. 30, 2013 Minimum [Member] Joint Venture Agreement [Member]	Jun. 30, 2013 Maximum [Member] Joint Venture Agreement [Member]
Business Acquisition [Line Items]
Entered into agreement date						Nov 30, 2011
Percentage of outstanding membership interest in joint venture					50.00%	50.00%
Capital Contribution in exchange of membership interest					$ 6,000,000		$ 1,000,000	$ 6,000,000
Fair value of capital contribution in joint venture					6,000,000	6,000,000
Common stock shares granted in joint venture	20,000		13,200	6,800
Common stock shares granted in joint venture, expense related to vested shares		$ 150,000

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended			12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended			6 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended
	Apr. 10, 2013	Aug. 14, 2012	Feb. 29, 2012	Jun. 30, 2013 Extension	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Jan. 22, 2007	Jun. 30, 2013 Long-term Debt [Member]	Apr. 10, 2013 IPO [Member]	Jun. 30, 2013 Financial Guarantee [Member]	Sep. 30, 2013 Consulting and advisory agreement [Member]	Jun. 30, 2013 Consulting and advisory agreement [Member]	Jun. 30, 2012 Consulting and advisory agreement [Member]	Jun. 30, 2013 John Pappajohn [Member]	Dec. 31, 2012 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Jun. 30, 2013 John Pappajohn [Member] Financial Guarantee [Member]	Dec. 31, 2012 John Pappajohn [Member] Financial Guarantee [Member]	Sep. 15, 2010 Dr. Chaganti [Member]	Jun. 30, 2013 Dr. Chaganti [Member]	Jun. 30, 2012 Dr. Chaganti [Member]	Dec. 31, 2012 Dr. Chaganti [Member]	Dec. 31, 2011 Dr. Chaganti [Member]	Dec. 31, 2010 Dr. Chaganti [Member]	Dec. 27, 2006 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2012 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2011 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2010 TSG Partners, LLC ("TSG") [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Maximum [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Payable in Cash [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Payable in Warrants [Member]	Dec. 31, 2010 Dr. Houldsworth [Member]	Jan. 10, 2010 Dr. Houldsworth [Member]	Jul. 01, 2010 Edmund Cannon [Member]	Dec. 31, 2011 Edmund Cannon [Member]	Dec. 31, 2010 Edmund Cannon [Member]	Aug. 31, 2010 Equity Dynamics, Inc. [Member]	Jun. 30, 2013 Equity Dynamics, Inc. [Member]	Jun. 30, 2012 Equity Dynamics, Inc. [Member]	Dec. 31, 2012 Equity Dynamics, Inc. [Member]	Mar. 31, 2011 Mr. Thompson [Member]	Feb. 29, 2012 Dr. Pecora [Member]	Aug. 15, 2010 Dr. Pecora [Member]	Jun. 30, 2013 Dr. Pecora [Member]	Jun. 30, 2012 Dr. Pecora [Member]	Dec. 31, 2011 Dr. Pecora [Member] Paid in Cash [Member]	Dec. 31, 2010 Dr. Pecora [Member] Paid in Cash [Member]	Dec. 31, 2012 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Dec. 31, 2011 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Dec. 31, 2010 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Apr. 10, 2013 NNJCA [Member]	Feb. 29, 2012 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member] Financial Guarantee [Member]	Oct. 15, 2012 Dr. Pecora and NNJCA [Member]
Related Party Transaction [Line Items]
Number of revolving line of credit extensions facility				8
Common stock purchased												284,000				202,630	196,159		1,051,506	1,051,506
Common stock exercised				24,000	54,910	3,546						395,825
Warrants adjusted in conjunction with IPO																436,079			585,645																																									44,288
Warrants outstanding per share																$ 15			$ 15																																									$ 4
Additional amount of loan received																$ 6,750,000	$ 6,750,000																															$ 500,000										$ 1,500,000
Debt outstanding under credit agreement				1,500,000																																														1,500,000									500,000
Conversion of outstanding indebtedness to common stock	9,634,300																																																								500,000
Common Shares	963,430			12,596,066																																																					50,000
Conversion price of notes											$ 10
Debt instrument spread on variable rate				6.25%
Interest rate at period end				9.50%
Notes Payable, Long-Term					2,440,683	1,912,365				1,500,000
Debt instrument maturity date				Aug 15, 2013						Aug 15, 2013
Accrued fee on debt instrument	419,000			130,000
Debt instrument amount paid upon conversion of the notes				50,527
Notes issued to related party																						100,000		100,000			40,000												55,000
Interest rate due to related party																						8.50%		8.50%			8.50%												5.50%
Interest expenses on notes issued to related party																						2,357	4,200	8,400	8,400	8,416		0	0	1,407								970
Stock options issued to purchase shares of common stock														36,000																																				12,000
Common stock price														$ 10																																				$ 10
Common stock, vesting period														2 years																																				2 years
Consulting and advisory agreement expenses under stock option plan														54,650	254,500																																			0	112,320
Consulting agreement period													3 years								3 years																			1 year									2 years
Agreement with related party, fee																						5,000																					10,000						5,000
Agreement with related party, consulting fee																						30,000	30,000												5,000						4,000	4,000		60,000	60,000	120,000						45,000	20,000	142,740	235,560	27,200
Due to related party																																												86,917		132,679
Debt and warrant restructuring charge					(1,862,012)												(2,319,512)
Payment of related party debt																												120,000										55,000
Interest accrued on notes issued to related party																												0	0
Compensation for strategic consulting services																																0	0	97,575
Agreement with related party, fee																					5,000										60,000					45,000	15,000			2,000									5,000
Cash payments to related parties																																		22,500
Stock option issued to related party					80,000																60,000																												20,000
Stock option issued to related party, price per share				$ 10.17	$ 33.8	$ 26.73	$ 14.35														$ 25																												$ 25
Agreement with related party, description of required payment																					In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.
Agreement with related party, one-time payment required																					50,000
Agreement with related party, percentage of net revenues required to be paid																					1.00%
Warrants issued		4,706	28,235																																												4,000
Fair value of warrants at the date of issue					144,000			6,415,000	12,854									298,000																													69,000
Number of warrants agreed to be surrendered					193,176																																																								37,646
Increase the pre-payment penalties																																																													$ 130,000

Other Current Assets (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Inventory probes and arrays		$ 233,767	$ 203,507
Prepaid expenses		255,511	65,762
Other current assets	$ 708,914	$ 489,278	$ 269,269

Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Apr. 06, 2012
Leases Disclosure [Line Items]
Lease agreement expiration date	Oct 6, 2017
Lease term	10 years
Security deposit for lease	$ 450,000	$ 450,000		$ 300,000	$ 250,000
Equipment under these capital leases, cost	49,601
Equipment under these capital leases, accumulated depreciation	16,534
Rent Expense	516,173	517,667	546,169
Minimum [Member]
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	1
Maximum [Member]
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	$ 2

Minimum Future Lease Payments Under Capital and Operating Leases (Detail) (USD $)	Dec. 31, 2012
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	$ 578,743
2014	600,965
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	2,967,390
Capital Lease Expense [Member]
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	18,275
2014	7,614
Total minimum lease payments	25,889
Less amount representing interest	1,241
Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158
Long-term obligation under capital lease	7,490
Operating Lease Expense [Member]
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	560,468
2014	593,351
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	$ 2,941,501

Loss On Debt and Warrant Restructuring (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ 1,862,012
2012 convertible debt financing transaction [Member] | Restated [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	1,506,512
Line of Credit [Member] | Amended [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	268,000
Line of Credit [Member] | Settle warrants [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	(129,500)
2011 convertible debt financing transaction [Member] | Amended [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	545,000
2011 convertible debt financing transaction [Member] | Settle warrants [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ (328,000)

Fixed Assets Summary by Major Classifications (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Equipment		$ 1,914,215	$ 1,752,398
Furniture		461,119	461,119
Leasehold improvements		583,592	583,592
Gross		2,958,926	2,797,109
Less accumulated depreciation		(1,994,003)	(1,656,473)
Net fixed assets	$ 856,433	$ 964,923	$ 1,140,636

Income Tax Reconciliation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ (2,333,000)	$ (6,960,000)	$ (2,943,000)
State tax provision, net of federal tax benefit	(661,000)	(604,000)	(437,000)
Tax credits	(82,000)	(57,000)	(26,000)
Stock option permanent differences	85,000	43,000	33,000
Derivative warrant permanent differences	(1,926,000)	3,636,000	16,000
Change in valuation allowance	4,858,000	5,320,000	2,543,000
Change in uncertain tax positions		(1,395,000)	1,003,000
Other	59,000	17,000	(189,000)
Provision for income taxes
Income tax benefit at federal statutory rate	35.00%	35.00%	35.00%
State tax provision, net of federal tax benefit	9.50%	3.00%	5.20%
Tax credits	1.10%	0.30%	0.30%
Stock option permanent differences	(1.20%)	(0.20%)	(0.40%)
Derivative warrant permanent differences	26.00%	(18.20%)	(0.20%)
Change in valuation allowance	(70.20%)	(26.80%)	(30.30%)
Change in uncertain tax positions	0.00%	7.00%	(11.90%)
Other	(0.20%)	(0.10%)	2.30%
Provision for income taxes	0.00%	0.00%	0.00%

Components of Approximate Deferred Tax (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 15,134,000	$ 10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000
Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)
Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)
Net deferred taxes

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2013 New Jersey [Member]
Income Tax [Line Items]
Net operating loss carryforward	$ 38,000,000			$ 8,018,107
Net operating loss carryforward, expiration date	Begin to expire in 2027
Proceeds from sale of operating loss carryforward				663,900
Uncertain tax positions	$ 0	$ 0	$ 1,395,000

Aggregate Changes in Balance of Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 0	$ 1,395,000
Changes in expected tax position		(1,395,000)
Balance, end of year	$ 0	$ 0

Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Payment for litigation settlement	$ 1,000,000
Amount accrued for litigation settlement		1,000,000
Amount received from insurance carrier		400,000
Net recovery (expense) from litigation		$ 200,000	$ (800,000)

Liquidity and Going concern - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents	$ 1,940,808	$ 819,906	$ 401,545	$ 2,417,256	$ 1,779,251	$ 29,891
Liquidity and Going concern [Member]
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents		819,000
Working capital deficit		$ 9,600,000